As filed with the Securities and Exchange Commission on May 30, 2007

                      1933 Act Registration No. 333-120167
                       1940 Act Registration No. 811-21648


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
      Pre-Effective Amendment No.        [ ]
                                    ---
      Post-Effective Amendment No.   3   [X]
                                    ---
            and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
      Amendment No.                  4   [X]
                                    ---

                        (Check appropriate box or boxes)
                         ------------------------------

          LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY CASH MANAGEMENT FUNDS

              (Exact Name of Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 476-8800


                               Peter Eric Sundman
           Chairman of the Board, Chief Executive Officer and Trustee
         Lehman Brothers Institutional Liquidity Cash Management Funds
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
                    (Name and Address of Agent for Service)

                                 With copies to:

                            Arthur C. Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                            Washington, DC 20006-1600

                         ------------------------------

Approximate date of proposed public offering: Continuous

___  immediately upon filing pursuant to paragraph (b)
___  on ___________________ pursuant to paragraph (b)
_X_   60 days after filing pursuant to paragraph (a)(1)
___  on ___________________ pursuant to paragraph (a)(1)
___  75 days after filing pursuant to paragraph (a)(2)
___  on ___________________ pursuant to paragraph (a)(2)

Title of Securities  Being  Registered:  Shares of Cash Management  Money Market
Portfolio,   Cash  Management  Prime  Portfolio  and  Cash  Management  Treasury
Portfolio.

          LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY CASH MANAGEMENT FUNDS

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-1A

This Registration Statement contains the following papers and documents:

     Cover Sheet

     Contents of Registration Statement on Form N-1A

     Part A - Prospectus

     Part B - Statement of Additional Information

     Part C - Other Information

     Signature Page

     Exhibits

LEHMAN BROTHERS
INSTITUTIONAL LIQUIDITY CASH
MANAGEMENT FUNDS

Cash Management Money Market Portfolio
Cash Management Prime Portfolio
Cash Management Treasury Portfolio

Prospectus [            ], 2007


LEHMAN BROTHERS ASSET MANAGEMENT


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

CONTENTS



                         LEHMAN BROTHERS INSTITUTIONAL
                          LIQUIDITY CASH MANAGEMENT FUNDS


                         Cash Management Money Market Portfolio............... 1

                         Cash Management Prime Portfolio...................... 7

                         Cash Management Treasury Portfolio...................13


                         YOUR INVESTMENT

                         Eligible Accounts....................................19

                         Maintaining Your Account.............................19

                         Market Timing Policy.................................20

                         Portfolio Holdings Policy............................22

                         Buying Shares........................................23

                         Selling Shares.......................................24

                         Share Prices.........................................25

                         Distributions and Taxes..............................26

                         Fund Structure.......................................26

THESE FUNDS:

o    require a minimum investment of $10 million

o    the Funds price their shares at 5:00 p.m., Eastern time

o carry certain risks, including the risk that you could lose money if Fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

o use a master-feeder structure, meaning that rather than investing directly in securities, each Fund invests in a "master portfolio"; see page 26 for information on how it works.

--------------------------------------------------------------------------------

              (C)2007 Lehman Brothers Asset Management Inc. All rights reserved.

--------------------------------------------------------------------------------
 CASH MANAGEMENT MONEY MARKET PORTFOLIO                    Ticker Symbol:  LBIXX


GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Fund invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The Fund will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), repurchase agreements and securities of U.S. and foreign banks. The Fund seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Fund will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Fund's stringent credit quality policies, the managers invest the Fund's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE FUND WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yields will typically fall as well. The Fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.


Because the Fund normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Fund's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Fund to some risk.


The Fund's performance also could be affected if unexpected interest rate trends cause the Fund's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Fund's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Fund's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition. Over time, money market funds may produce a lower return than bond or stock investments.

OTHER RISKS

ALTHOUGH THE FUND HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE FUND MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

The charts below provide an indication of the risks of investing in shares of the Fund. The bar chart shows how the Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

--------------------------------------------
       Year                    %
--------------------------------------------
       2001                  4.01
--------------------------------------------
       2002                  1.64
--------------------------------------------
       2003                  0.88
--------------------------------------------
       2004                  1.09
--------------------------------------------
       2005                  3.19
--------------------------------------------
       2006
--------------------------------------------
Best Quarter:
Worst Quarter:
Year-to-date performance as of 6/30/2007:

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/06*

--------------------------------------------------------------------------------

                                                            Since Inception
                                1 Year        5 Year            5/8/2000
--------------------------------------------------------------------------------
Institutional Liquidity
--------------------------------------------------------------------------------

* Performance shown above from 5/8/2000 to 12/29/2004 is that of Neuberger Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Fund because it invests in the same master portfolio of securities. Because the Fund has moderately lower expenses, its performance typically would have been slightly better than that of Neuberger Berman Institutional Cash Fund. For the period from Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, it was organized in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004, Neuberger Berman Institutional Cash Fund was organized in a multiple class structure with one class, the Trust Class. Prior to 12/30/2004, Neuberger Berman Management Inc. was responsible for the day-to-day portfolio management of Neuberger Berman Institutional Cash Fund. As of 12/15/2006, responsibility for the day-to-day portfolio management of the Fund was transferred from Lehman Brothers Asset Management Inc. to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.


PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE FUND, AND INCLUDE ALL FUND EXPENSES.

TO OBTAIN THE FUND'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMANAM.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling, or exchanging shares of the Fund or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.


FEE TABLE

--------------------------------------------------------------------------------

SHAREHOLDER FEES                                              None


ANNUAL FUND OPERATING EXPENSES
(% OF AVERAGE NET ASSETS)*


These are deducted from Fund assets,
so you pay them indirectly.

Management fees**

Distribution (12b-1) fees***                                  None

Other expenses
--------------------------------------------------------------------------------
Total annual operating expenses
--------------------------------------------------------------------------------
Minus: Expense Reimbursement
--------------------------------------------------------------------------------
Net expenses****
--------------------------------------------------------------------------------

     * The table includes costs paid by the Fund and its share of master portfolio costs. For more information on master-feeder funds, see "Fund Structure" on page 26. The figures in the table are based on last year's expenses except for "Management fees" which have been restated to show the current investment management fee since that fee was contractually lowered to 0.08% of average net assets in December 2006.


   **  "Management fees" includes investment management and administration fees.

  *** The Fund has adopted a rule 12b-1 plan, although it currently does not charge any distribution (12b-1) fees. However, upon approval by the Fund's board of trustees, the Fund may charge a maximum fee of 0.15% of average net assets.

 **** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE CERTAIN EXPENSES OF THE FUND THROUGH 3/31/20[__], SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE LIMITED TO 0.15% OF AVERAGE NET ASSETS. THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS, AND EXTRAORDINARY EXPENSES. THE FUND HAS AGREED THAT IT WILL REPAY NBMI FOR FEES AND EXPENSES FORGONE OR REIMBURSED PROVIDED THAT REPAYMENT DOES NOT CAUSE ITS ANNUAL OPERATING EXPENSES TO EXCEED 0.15% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE EXPENSE.


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


--------------------------------------------------------------------------------
               1 Year            3 Years            5 Years             10 Years
--------------------------------------------------------------------------------
Expenses   $  [15]            $  [48]        $     [114]         $       [306]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO MANAGER

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC)
("Sub-Adviser"), has primary responsibility for managing the Taxable Cash Management product group at the Sub-Adviser. (The Sub-Adviser is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining the Sub-Adviser in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Sub-Adviser, joined the Sub-Adviser in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.


INVESTMENT MANAGER


NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Fund's Board of Trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as the Fund's investment manager and expenses paid directly by the Fund. The Manager engages the Sub-Adviser to choose the Fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of the Sub-Adviser. The Manager and the Sub-Adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc. For the 12 months ended 3/31/2007, the management/administration fees paid to the Manager by the Fund were [___]% of average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the board of trustees is available in the Fund's annual report to shareholders, dated March 31, 2007.

-----------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------

             YEAR ENDED MARCH 31,                        2005(1)              2006               2007
-----------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                 1.0000               1.0000

PLUS:   Income from investment operations

        Net investment income                            0.0059               0.0366

        Net gains or losses                                  --              (0.0000)

        Subtotal: income from investment operations      0.0059               0.0366

MINUS:  Distributions to shareholders

        Income dividends                                 0.0059               0.0366

EQUALS: Share price (NAV) at end of period               1.0000               1.0000

               RATIOS (% OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------

The ratios show the Fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.


NET EXPENSES -- ACTUAL                                   0.15(2)              0.15

GROSS EXPENSES(3)                                        0.39(2)              0.27

EXPENSES(4)                                              0.15(2)              0.15

NET INVESTMENT INCOME -- ACTUAL                          2.44(2)              3.73

                          OTHER DATA
-----------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)                                         0.59(5)              3.72

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)     165.7               193.6
-----------------------------------------------------------------------------------------------------------

          All of the above figures were obtained from the 2006 financial statements which were audited by
          Ernst & Young LLP, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

(1)       Period from 12/30/2004 (beginning of operations) to 3/31/2005.

(2)       Annualized.

(3)       Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4)       Shows what this ratio would have been if there had been no expense offset arrangements.

(5)       Not annualized.


--------------------------------------------------------------------------------

  CASH MANAGEMENT PRIME PORTFOLIO                                         Ticker
                                                                  Symbol:  LBPXX

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Fund invests in a diversified portfolio of high-quality money market securities from U.S. issuers, including governments and their agencies, banks and corporations. The Fund may also invest in securities issued by foreign branches of U.S. banks. The Fund will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Government and Agency Securities, repurchase agreements and securities of U.S. banks (including foreign branches of U.S. banks). The Fund seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Fund will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Fund's stringent credit quality policies, the managers invest the Fund's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE FUND WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

--------------------------------------------------------------------------------
MAIN RISKS

Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yields will typically fall as well. The Fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Fund normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Fund's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in securities issued by foreign branches of U.S. banks may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Fund to some risk.


The Fund's performance also could be affected if unexpected interest rate trends cause the Fund's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Fund's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Fund's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition. Over time, money market funds may produce a lower return than bond or stock investments.

OTHER RISKS

ALTHOUGH THE FUND HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE FUND MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

The charts below provide an indication of the risks of investing in shares of the Fund. The bar chart shows how the Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*

--------------------------------------------
       Year                    %
--------------------------------------------
       2005                  3.20
--------------------------------------------
       2006
--------------------------------------------
Best Quarter:
Worst Quarter:
Year-to-date performance as of 6/30/2007:

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/06*

--------------------------------------------------------------------------------

                                                        Since Inception
                        1 Year                            12/27/2004
--------------------------------------------------------------------------------

Prime Money
--------------------------------------------------------------------------------

* As of 12/15/2006, responsibility for the day-to-day portfolio management of the Fund was transferred from Lehman Brothers Asset Management Inc. to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE FUND'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE FUND, AND INCLUDE ALL FUND EXPENSES.

TO OBTAIN THE FUND'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMANAM.COM. THE CURRENT YIELD IS THE FUND'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling, or exchanging shares of the Fund or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.

FEE TABLE

--------------------------------------------------------------------------------

Shareholder Fees                                                      None

Annual Fund operating expenses
(% of average net assets)*

These are deducted from Fund assets,
so you pay them indirectly.

Management fees**

Distribution (12b-1) fees***                                          None

Other expenses

--------------------------------------------------------------------------------
Total annual operating expenses
--------------------------------------------------------------------------------
Minus: Expense Reimbursement
--------------------------------------------------------------------------------
Net expenses****
--------------------------------------------------------------------------------

    * The table includes costs paid by the Fund and its share of master portfolio costs. For more information on master-feeder funds, see "Fund Structure" on page 26. The figures in the table are based on last year's expenses except for "Management fees" which have been restated to show the current investment management fee since that fee was contractually lowered to 0.08% of average net assets in December 2006.

   **  "Management fees" includes investment management and administration fees.

  *** The Fund has adopted a rule 12b-1 plan, although it currently does not charge any distribution (12b-1) fees. However, upon approval by the Fund's board of trustees, the Fund may charge a maximum fee of 0.15% of average net assets.

 **** Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Fund through 3/31/20[__], so that the total annual operating expenses of the Fund are limited to 0.15% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that it will repay NBMI for fees and expenses forgone or reimbursed provided that repayment does not cause its annual operating expenses to exceed 0.15% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

--------------------------------------------------------------------------------

                1 Year       3 Years          5 Years          10 Years
--------------------------------------------------------------------------------
Expenses      $     [15]     $   [48]       $     [102]       $    [258]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO MANAGER

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC)
("Sub-Adviser"), has primary responsibility for managing the Taxable Cash Management product group at the Sub-Adviser. (The Sub-Adviser is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining the Sub-Adviser in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Sub-Adviser, joined the Sub-Adviser in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.


INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Fund's Board of Trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as the Fund's investment manager and expenses paid directly by the Fund. The Manager engages the Sub-Adviser to choose the Fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of the Sub-Adviser. The Manager and the Sub-Adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc. For the 12 months ended 3/31/2007, the management/administration fees paid to the Manager by the Fund were [___]% of average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the board of trustees is available in the Fund's annual report to shareholders, dated March 31, 2007.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


-----------------------------------------------------------------------------------------------------------
              YEAR ENDED MARCH 31,                       2005(1)              2006               2007
-----------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You e what the Fund earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                 1.0000               1.0000

PLUS:     Income from investment operations

          Net investment income                          0.0062               0.0366

          Net gains/losses -- realized                   0.0000              (0.0000)

          Subtotal: income from investment operations    0.0062               0.0366

MINUS:    Distributions to shareholders

          Income dividends                               0.0062               0.0366

          Capital gain distributions                         --                   --

          Subtotal: distributions to shareholders        0.0062               0.0366

EQUALS:   Share price (NAV) at end of period             1.0000               1.0000

                                      RATIOS (% OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------

The ratios show the Fund's expenses and net investment income -- as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.


NET EXPENSES -- ACTUAL                                   0.15(2)              0.15

GROSS EXPENSES(3)                                        0.23(2)              0.22

EXPENSES(4)                                              0.15(2)              0.15

NET INVESTMENT INCOME -- ACTUAL                          2.41(2)              3.76

                                                 OTHER DATA
-----------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Fund would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)                                         0.62(5)              3.72

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)      575.6            1,544.7
-----------------------------------------------------------------------------------------------------------

     The figures above have been audited by Tait, Weller & Baker, the Fund's independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund's most recent shareholder report (see back cover).

(1)  Period from 12/27/2004 (beginning of operations) to 3/31/2005.

(2)  Annualized.

(3)  Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4)  Shows what this ratio would have been if there had been no expense offset arrangements.

(5)  Not annualized.

--------------------------------------------------------------------------------

  CASH MANAGEMENT TREASURY PORTFOLIO

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Fund invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Fund seeks to maintain a stable $1.00 share price.


The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Fund's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

The Fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT
INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Fund's performance depends on interest rates. When interest rates fall, the Fund's yields will typically fall as well. The Fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. (To reduce that risk, the Fund does not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the agreement.)

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. Over time, money market funds may produce a lower return than bond or stock investments.

OTHER RISKS

ALTHOUGH THE FUND INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE
PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE FUND MAY HOLD SECURITIES THAT CARRY U.S.
GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, the Fund had not yet commenced operations. Accordingly, performance charts are not included.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The Fund does not charge you any fees for buying, selling, or exchanging shares of the Fund or for maintaining your account. You pay your share of annual operating expenses, which are deducted from Fund assets. The expense example can help you compare costs among funds.



FEE TABLE
--------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                                                         NONE

ANNUAL FUND OPERATING EXPENSES
(% OF AVERAGE NET ASSETS)*


These are deducted from Fund assets, so you pay them indirectly.

Management fees**                                                                                      [0.13]

Distribution (12b-1) fees***                                                                             None

Other expenses****                                                                                     [1.28]

--------------------------------------------------------------------------------------------------------------------------
Total annual operating expenses                                                                        [1.41]
--------------------------------------------------------------------------------------------------------------------------
Minus: Expense Reimbursement                                                                           [1.26]
--------------------------------------------------------------------------------------------------------------------------
Net expenses*****                                                                                      [0.15]
--------------------------------------------------------------------------------------------------------------------------

      * The table includes costs paid by the Fund and its share of master portfolio costs. For more information on master-feeder funds, see "Fund Structure" on page 26.

     ** "Management fees" includes investment management and administration fees.

    *** The Fund has adopted a rule 12b-1 plan, although it currently does not charge any distribution (12b-1) fees.
        However, upon approval by the Fund's board of trustees, the Fund may charge a maximum fee of 0.15% of average net assets.

   **** Other expenses are based on estimated amounts for the current fiscal year.

  ***** Neuberger Berman Management Inc. (NBMI) has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Fund through 3/31/20[__], so that the total annual operating expenses of the
        Fund are limited to 0.15% of average net assets. This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed that it will repay NBMI for fees and expenses forgone or reimbursed provided that repayment does not cause its annual operating expenses to exceed 0.15% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


--------------------------------------------------------------------------------
                                                1 Year                3 Years
--------------------------------------------------------------------------------

Expenses                                    $   [15]               $  [48]
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO MANAGER

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC)
("Sub-Adviser"), has primary responsibility for managing the Taxable Cash Management product group at the Sub-Adviser. (The Sub-Adviser is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining the Sub-Adviser in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

SCOTT F. RIECKE, Vice President, Sub-Adviser, joined the Sub-Adviser in 2005. Previously, Mr. Riecke was a money market portfolio manager with Neuberger Berman.


INVESTMENT MANAGER

Neuberger Berman Management Inc. (the "Manager") is the Fund's investment manager, administrator, and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the Fund's Board of Trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as the Fund's investment manager and expenses paid directly by the Fund. The Manager engages the Sub-Adviser to choose the Fund's investments and handle its day-to-day business. As investment manager, the Manager is responsible for overseeing the activities of the Sub-Adviser. The Manager and the Sub-Adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc. The Fund will pay the Manager fees at the annual rate of 0.08% of average daily net assets for investment management services and 0.05% of average daily net assets for administrative services provided to the Fund's shareholders.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Fund had not yet commenced operations and had no financial highlights to report.

--------------------------------------------------------------------------------

YOUR INVESTMENT

ELIGIBLE ACCOUNTS

The Funds offer their shares for purchase by investors directly and through investment providers. The Funds' shares are also available as cash sweep vehicles for certain institutional investors. The Funds have a minimum initial investment of $10 million.

The shares of each of the Funds described in this prospectus are also available to qualified retirement plans, benefit plans and other accounts managed by Lehman Brothers and other investment providers.

The fees and policies outlined in this prospectus are set by each of the Funds described in this prospectus and by Neuberger Berman Management Inc. (NBMI). However, most of the information you will need for managing your investment will come from Lehman Brothers or from another investment provider. This includes information on how to buy and sell shares of the Funds, investor services, and additional policies.

In exchange for the services it offers, your investment provider may charge fees, which are generally in addition to those described in this prospectus.

MAINTAINING YOUR ACCOUNT

PURCHASING SHARES AS CASH SWEEP VEHICLES

The Funds offer their shares as cash sweep vehicles for investment advisory, brokerage, certain benefit plans and other accounts managed or established at Lehman Brothers or its affiliates. Fund shares may be made available to other programs in the future. To open a sweep account, contact Lehman Brothers. All investments must be made in U.S. dollars. Contact Lehman Brothers for more information on eligible benefit plans.

The Funds are designed so that free credit cash balances held in an eligible account can be automatically invested in Fund shares. All such available cash balances in an eligible account are automatically invested in the Funds on a daily basis. These amounts include proceeds of securities sold in your plan's account.

PURCHASING SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER

WHEN YOU BUY SHARES. Instructions for buying shares directly are under "Buying Shares." See "Investment Providers" if you are buying shares through Lehman Brothers or through other investment providers. All investments must be made in U.S. dollars.

Every buy or sell order you place will be processed at the next share price to be calculated after your order has been accepted. Purchase orders are deemed "accepted" when the Funds' transfer agent has received your payment for the shares. NBMI will process orders on the day received if your payment is received by the close of the Federal Reserve Wire System (6:00 p.m., Eastern time). Fund investors whose purchase orders are converted to "federal funds" before 6:00 p.m., Eastern time, will accrue a dividend the same day. Normally, for the Funds, dividends are first earned or accrued the day your purchase order is accepted. Investors are urged to call 888-556-9030 before effecting any large purchase.

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES. If you bought your shares directly instructions for selling shares are under "Selling Shares." See "Investment Providers" if you want to sell shares you purchased through Lehman Brothers or through other investment providers. You can place an order to sell some or all of your shares at any time. Redemption orders are deemed "accepted" when the Funds' transfer agent receives your order to sell. Investors do not receive dividends earned and accrued by the Funds on the day they sell their shares.

In some cases, when you purchase shares directly or from an investment provider, you will have to place your order to sell shares in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

If your account falls below the minimum initial investment level of $10 million, the Funds have the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you the proceeds by wire.

The Funds reserve the right to pay in kind for redemptions. The Funds do not redeem in kind under normal circumstances, but would do so when NBMI has determined that it is in the best interests of a Fund's shareholders as a whole. Investors are urged to call 888-556-9030 before effecting any large redemption.

MARKET TIMING POLICY. In light of the nature and high quality of the Funds' investments and the Funds' investment strategy to maintain a stable share price, the market-timing policies adopted by the Funds' Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Fund shares ("market-timing activities"). It is expected that the Funds will be used by shareholders for short-term investing and by certain selected accounts utilizing the Funds as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Fund shares can interfere with Fund management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Funds reserve the right to reject any exchange or purchase order, change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.


STATEMENTS AND CONFIRMATIONS. Whenever you make an initial investment in one of the Funds or add to an existing account, you will be sent a statement confirming your transaction if you bought shares directly. Investors who bought shares through Lehman Brothers or through another investment provider should contact their investment provider for information regarding transaction statements. Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

WHEN YOU EXCHANGE SHARES. You can move money from one Lehman Brothers fund to another through an exchange of shares, or by electing to use your cash distributions from one fund to purchase shares of another fund. There are three things to remember when making an exchange:

o    both accounts must have the same registration

o you will need to observe the minimum investment and minimum account balance requirements for the Fund accounts involved

o because an exchange is a sale for tax purposes, consider any tax consequences before placing your order.

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Fund management and affect costs and performance for other shareholders.

--------------------------------------------------------------------------------
PLACING ORDERS BY TELEPHONE. Fund investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you do not want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Fund and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

The proceeds from the shares you sell are generally sent the same business day your sell order is executed, and nearly always within three business days. Proceeds may be delayed beyond this time in unusual circumstances where the law allows additional time if needed.

There is no sales charge or commission paid for investment in Fund shares. The Funds do not issue certificates for shares.

OTHER POLICIES. Under certain circumstances, the Funds reserve the right to:

o    suspend the offering of shares

o    reject any exchange or purchase order

o suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order

o    change, suspend, or revoke the exchange privilege

o    suspend the telephone order privilege

o satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders

o suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange ("Exchange") is restricted, or as otherwise permitted by the SEC

o suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange or the bond market is closed

o suspend or postpone your right to sell Fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange, bond market or Federal Reserve Wire System ("Federal Reserve") closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)

o for the Institutional Liquidity and Prime Money Funds, postpone payments for redemption requests received after 3:30 p.m. Eastern time until the next business day, which would mean that your redemption proceeds would not be available to you on the day you placed your redemption order

o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

o    take orders to purchase or sell Fund shares when the Exchange is closed.

--------------------------------------------------------------------------------

DISTRIBUTION AND SHAREHOLDER SERVICING FEES

EACH FUND HAS ADOPTED A PLAN UNDER WHICH EACH FUND PAYS A MAXIMUM OF 0.15% OF ITS AVERAGE NET ASSETS EACH YEAR TO SUPPORT SHARE DISTRIBUTION AND SHAREHOLDER SERVICING. THE FUNDS DO NOT CURRENTLY CHARGE SUCH A FEE BUT MAY DO SO UPON APPROVAL OF THE FUND'S BOARD OF TRUSTEES. THESE FEES INCREASE THE COST OF INVESTMENT. OVER THE LONG TERM, THEY COULD RESULT IN HIGHER OVERALL COSTS THAN OTHER TYPES OF SALES CHARGES.

MEDALLION SIGNATURE GUARANTEES

YOU MAY NEED A MEDALLION SIGNATURE GUARANTEE WHEN YOU SELL SHARES DIRECTLY OR THROUGH AN INVESTMENT PROVIDER. A MEDALLION SIGNATURE GUARANTEE IS A GUARANTEE THAT YOUR SIGNATURE IS AUTHENTIC.

MOST BANKS, BROKERS, AND OTHER FINANCIAL INSTITUTIONS CAN PROVIDE YOU WITH ONE. SOME MAY CHARGE A FEE; OTHERS MAY NOT, PARTICULARLY IF YOU ARE A CUSTOMER OF THEIRS.

MEDALLION SIGNATURE GUARANTEES ARE REQUIRED FOR A VARIETY OF TRANSACTIONS INCLUDING REQUESTS FOR CHANGES TO YOUR ACCOUNT, EXCHANGE PRIVILEGES OR INSTRUCTIONS FOR DISTRIBUTION OF PROCEEDS. WE RESERVE THE RIGHT TO REQUIRE A SIGNATURE GUARANTEE ON ANY TRANSACTION AT OUR DISCRETION.

A NOTARIZED SIGNATURE FROM A NOTARY PUBLIC IS NOT A MEDALLION SIGNATURE
GUARANTEE.

INVESTMENT PROVIDERS

THE SHARES OF THE FUNDS AVAILABLE IN THIS PROSPECTUS MAY ALSO BE PURCHASED THROUGH CERTAIN INVESTMENT PROVIDERS SUCH AS BANKS, BROKERAGE FIRMS, WORKPLACE RETIREMENT PROGRAMS, AND FINANCIAL ADVISERS.

THE FEES AND POLICIES OUTLINED IN THIS PROSPECTUS ARE SET BY THE FUNDS AND BY NBMI. HOWEVER, IF YOU USE AN INVESTMENT PROVIDER, MOST OF THE INFORMATION YOU WILL NEED FOR MANAGING YOUR INVESTMENT WILL COME FROM THAT PROVIDER. THIS INCLUDES INFORMATION ON HOW TO BUY AND SELL SHARES, INVESTOR SERVICES, AND ADDITIONAL POLICIES.

IF YOU USE AN INVESTMENT PROVIDER, YOU MUST CONTACT THAT PROVIDER TO BUY OR SELL SHARES OF ANY OF THE FUNDS DESCRIBED IN THIS PROSPECTUS. IN EXCHANGE FOR THE SERVICES IT OFFERS, YOUR INVESTMENT PROVIDER MAY CHARGE FEES WHICH ARE IN ADDITION TO THOSE DESCRIBED IN THIS PROSPECTUS.

MOST INVESTMENT PROVIDERS ALLOW YOU TO TAKE ADVANTAGE OF THE LEHMAN BROTHERS FUND EXCHANGE PROGRAM, WHICH IS DESIGNED FOR MOVING MONEY FROM ONE LEHMAN BROTHERS FUND TO ANOTHER THROUGH AN EXCHANGE OF SHARES. SEE "WHEN YOU EXCHANGE SHARES" FOR MORE INFORMATION.

INFORMATION REQUIRED FROM NEW ACCOUNTS

TO HELP THE U.S. GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS TO OBTAIN, VERIFY, AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT.

WHEN YOU OPEN AN ACCOUNT, WE (WHICH MAY INCLUDE YOUR INVESTMENT PROVIDER ACTING ON YOUR BEHALF OR AS YOUR AGENT) WILL REQUIRE YOUR NAME, ADDRESS, DATE OF BIRTH, AND SOCIAL SECURITY NUMBER OR OTHER IDENTIFYING NUMBER. WE MAY ALSO REQUIRE OTHER IDENTIFYING DOCUMENTS. IF WE CANNOT VERIFY THE INFORMATION YOU SUPPLY TO US OR IF IT IS INCOMPLETE, WE MAY BE REQUIRED TO RETURN YOUR FUNDS OR REDEEM YOUR ACCOUNT.

PORTFOLIO HOLDINGS POLICY

A DESCRIPTION OF THE FUNDS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THE FUNDS' PORTFOLIO SECURITIES IS AVAILABLE IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION.

--------------------------------------------------------------------------------

If you are buying or selling shares directly, instructions are provided in the following charts. Investors buying or selling shares through Lehman Brothers or an investment provider should contact them for instructions.

BUYING SHARES


      METHOD                        THINGS TO KNOW                                            INSTRUCTIONS
------------------------------------------------------------------------------------------------------------------------------------
WIRING MONEY                  A wire for a first investment must be for at              Before wiring any money, call 888-556-9030
                              least $10 million; if your balance should                 for an order confirmation
                              fall below this amount, we reserve the right
                              to request that you bring your balance back up            Have your financial institution send your
                              to the minimum. If you have not done so                   wire to State Street Bank and Trust Company
                              within 60 days, we may close your
                              account and send you the proceeds by wire                 Include your name, the Fund name, your
                                                                                        account number and other information as
                                                                                        requested
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGING FROM               An exchange for a first investment must be for            Call 888-556-9030 to place your order
ANOTHER FUND                  at least $10 million

                              Both accounts involved must be registered in the same name, address and tax ID number

                              An exchange order cannot be cancelled or
                              changed once it has been placed
------------------------------------------------------------------------------------------------------------------------------------
BY TELEPHONE                  We do not accept phone orders for a first investment      Call 888-556-9030 to notify us of your
                                                                                        purchase
                              Additional shares will be
                              purchased upon receipt of your                            Immediately follow up with a wire
                              money by our transfer agent

                              Not available on retirement accounts


------------------------------------------------------------------------------------------------------------------------------------
SELLING SHARES

      METHOD                        THINGS TO KNOW                                            INSTRUCTIONS
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A LETTER          We will wire the proceeds to the bank account             Send us a letter requesting us to sell shares
                             designated on your application                            signed by all signed by all registered
                                                                                       owners; include your name, account number,
                             You may need a Medallion signature guarantee              the Fund name, the dollar amount or number of
                                                                                       shares you want to sell, and any other
                             Please also supply us with your                           instructions
                             e-mail address and daytime telephone
                             number when you write to us in the                        If regular first-class mail, send to:
                             event we need to reach you                                Lehman Brothers Funds
                                                                                       Boston Service Center
                                                                                       P.O. Box 8403
                                                                                       Boston, MA 02266-8403

                                                                                       If express delivery, registered mail, or
                                                                                       certified mail, send to:
                                                                                       Lehman Brothers Funds
                                                                                       c/o State Street Bank and Trust Company
                                                                                       66 Brooks Drive
                                                                                       Braintree, MA 02184-3839
------------------------------------------------------------------------------------------------------------------------------------
SENDING US A FAX             For amounts of up to $2 million                           Write a request to sell shares as described
                                                                                       above
                             Not available if you have changed the address
                             on the account in the past 15 days                        Call 888-556-9030 to obtain the appropriate
                                                                                       fax number
------------------------------------------------------------------------------------------------------------------------------------
CALLING IN YOUR ORDER        All phone orders to sell shares must be for at least      Call 888-556-9030 to place your order
                             $1,000 unless you are closing out an account              Give your name, account number, the Fund
                                                                                       name, the dollar amount or number of shares
                             Not available if you have declined the phone option       you want to sell, and any other instructions

                             Not available if you have changed the address on the
                             account in the past 15 days
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGING INTO              Both accounts must be registered in the same name,        Call 888-556-9030 to place your order
ANOTHER FUND                 address and tax ID number

                             An exchange order cannot be cancelled or changed once it has been placed

--------------------------------------------------------------------------------

SHARE PRICES

Because shares of each Fund do not have sales charges, the price you pay for each share of a Fund is the net asset value per share. Similarly, because there are no fees for selling shares, a Fund pays you the full share price when you sell shares. Remember that your investment provider may charge fees for its investment management services.

The Funds are open for business every day that both the Exchange and the Federal Reserve are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares will not be priced on those days and any other day the Exchange or Federal Reserve is closed. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, the Funds may close early and all orders received after such earlier closing times will be processed the following business day. Because fixed income securities trade in markets outside the Exchange, a Fund may decide to remain open on a day when the Exchange is closed for unusual reasons.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Maintaining Your Account" for instructions on placing orders). Each Fund calculates its share price as of 5:00 p.m., Eastern time.

Fund investors whose purchase orders are converted to "federal funds" before 6:00 p.m., Eastern time, will accrue a dividend the same day. Shares sold will not accrue dividends on the day of the sale.

In addition, for the Funds to process your request, it must be in "good order." Good order means that you have provided sufficient information to process your request as outlined in this prospectus.

Each Fund will accept buy and sell orders until 5:00 p.m., Eastern time. If you use an investment provider, you should check with it to find out by what time your order must be received by your investment provider so that it can be processed the same day. It is possible that a Fund's share price could change on days when you are unable to buy or sell shares. The Funds intend to maintain a stable share price.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Fund could change on days when you cannot buy or sell Fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

THE PRICE OF SHARES OF A FUND IS THE TOTAL VALUE OF THE ASSETS ATTRIBUTABLE TO THAT FUND MINUS THE LIABILITIES ATTRIBUTABLE TO THAT FUND, DIVIDED BY THE TOTAL NUMBER OF SHARES OUTSTANDING. EACH FUND DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

WHEN VALUING PORTFOLIO SECURITIES, EACH FUND USES A CONSTANT AMORTIZATION
METHOD.

--------------------------------------------------------------------------------

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. Each Fund pays out to shareholders any net investment income and realized net capital gains it earns. Each Fund declares income dividends at approximately 4:00 p.m., Eastern time, on each business day and pays them monthly, and any net short-term capital gains are paid annually in December. The Funds do not anticipate making any long-term capital gain distributions.

Each Fund's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.

HOW DISTRIBUTIONS ARE TAXED. Fund dividends paid to qualified retirement plan accounts are tax-free. Eventual withdrawals from those accounts generally are subject to tax. Fund dividends paid to other accounts are generally taxable to you, regardless of whether they are paid in cash or reinvested in additional shares of the Fund.

Dividends are taxable to you, if at all, in the year you receive them. In some cases, dividends you receive in January are taxable as if they had been paid the previous December 31st. Your tax statement (see "Taxes and You") will help clarify this for you. Distributions of income and net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

HOW SHARE TRANSACTIONS ARE TAXED. When a qualified retirement plan sells (redeems) Fund shares in its account, there are no tax consequences to the plan or its beneficiaries. Other accounts that sell (redeem) Fund shares will not realize a taxable gain or loss as long as the Fund maintains a share price of $1.00.

TAXES AND YOU

FOR NON-RETIREMENT PLAN ACCOUNTS, THE TAXES YOU ACTUALLY OWE ON DISTRIBUTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR TAX BRACKET.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MIGHT HAVE.

FUND STRUCTURE

The Funds use a "master-feeder" structure.

Rather than investing directly in securities, each Fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus we have used the word "Fund" to mean each feeder fund and its master portfolio.

For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master portfolio or decide to manage its assets itself.

--------------------------------------------------------------------------------
LEHMAN BROTHERS ASSET MANAGEMENT

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY CASH MANAGEMENT FUNDS
o    No load
o    No sales charges

If you would like further details on these Funds, you can request a free copy of the following documents:

SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each Fund's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Fund's performance during its last fiscal year
o    Fund performance data and financial statements
o    portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Fund, including:

o   various types of securities and practices, and their risks
o   investment limitations and additional policies
o   information about each Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Broker/Dealer and Institutional Support Services: 888-556-9030
Web site: www.lehmanam.com

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.


SEC file number 811-21648

--------------------------------------------------------------------------------


          LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY CASH MANAGEMENT FUNDS



                       STATEMENT OF ADDITIONAL INFORMATION



                              DATED: July [ ], 2007

                     CASH MANAGEMENT MONEY MARKET PORTFOLIO
                         CASH MANAGEMENT PRIME PORTFOLIO
                       CASH MANAGEMENT TREASURY PORTFOLIO


              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll Free 800-877-9700
--------------------------------------------------------------------------------


      Cash Management MONEY MARKET Portfolio (formerly, Lehman Brothers Institutional Liquidity Fund), Cash Management PRIME Portfolio (formerly, Lehman Brothers Prime Money Fund) and Cash Management TREASURY Portfolio (formerly, Lehman Brothers U.S. Treasury Fund) (each a "Fund") are mutual funds that offer shares pursuant to a Prospectus dated July [ ], 2007. Cash Management MONEY MARKET Portfolio, Cash Management PRIME Portfolio, and Cash Management TREASURY Portfolio each invests all of its net investable assets in Money Market Master Series (formerly, Institutional Liquidity Portfolio), Prime Master Series (formerly, Prime Portfolio) and Treasury Master Series (formerly, U.S. Treasury Portfolio) (each a "Portfolio"), respectively, each a series of Institutional Liquidity Trust.


      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Funds' Prospectus.

      The Funds' Prospectus provides more information about the Funds that you should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2[nd] Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the Prospectus carefully before investing.

      No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.


      The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund and portfolio names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. {copyright}2007 Neuberger Berman Management Inc. All rights reserved.

                 (C) 2007 Lehman Brothers. All rights reserved.

                                TABLE OF CONTENTS
                                -----------------


INVESTMENT INFORMATION.........................................................1

   Investment Policies and Limitations.........................................1

   Cash Management and Temporary Defensive Positions (All Portfolios)..........6

   Additional Investment Information...........................................6

CERTAIN RISK CONSIDERATIONS...................................................24

PERFORMANCE INFORMATION.......................................................25

   Yield Calculations.........................................................25

TRUSTEES AND OFFICERS.........................................................25

   Information about the Officers of the Trust................................32

   Ownership of Securities....................................................40

   Independent Fund Trustees Ownership of Securities..........................41

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................41

   Investment Manager and Administrator.......................................41

   Management and Administration Fees.........................................42

   Contractual Fee Cap........................................................43

   Sub-Adviser................................................................44

   Investment Companies Managed...............................................45

   Codes of Ethics............................................................45

   Management and Control of NB Management and Lehman Brothers Asset
   Management.................................................................46

DISTRIBUTION ARRANGEMENTS.....................................................46

   Distributor................................................................46

ADDITIONAL PURCHASE INFORMATION...............................................49

   Share Prices and Net Asset Value...........................................49

   Financial Intermediaries...................................................50

ADDITIONAL EXCHANGE INFORMATION...............................................50

ADDITIONAL REDEMPTION INFORMATION.............................................51

   Suspension of Redemptions..................................................51

   Redemptions in Kind........................................................51

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................51

ADDITIONAL TAX INFORMATION....................................................52

   Taxation of the Funds......................................................52

   Taxation of the Portfolios.................................................53

   Taxation of the Funds' Shareholders........................................54

VALUATION OF PORTFOLIO SECURITIES.............................................55

PORTFOLIO TRANSACTIONS........................................................55

   Portfolio Holdings Disclosure Policy.......................................57

   Portfolio Holdings Disclosure Procedures...................................58

   Portfolio Holdings Approved Recipients.....................................58

   Expense Offset Arrangement.................................................59

   Proxy Voting...............................................................60

REPORTS TO SHAREHOLDERS.......................................................61

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................61

   The Funds..................................................................61

   The Portfolios.............................................................62

CUSTODIAN AND TRANSFER AGENT..................................................63

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................64

LEGAL COUNSEL.................................................................64

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................64

REGISTRATION STATEMENT........................................................64

FINANCIAL STATEMENTS..........................................................65


APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...................A-1

                             INVESTMENT INFORMATION


      Each Fund is a separate operating series of Lehman Brothers Institutional Liquidity Cash Management Funds ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Institutional Liquidity Trust ("Master Trust") that has an investment objective identical to, and a name similar to, that of each Fund. Each Portfolio, in turn, invests in securities in accordance with an investment objective, policies and limitations identical to those of the Fund that invests therein. (The Trust and Master Trust are together referred to below as the "Trusts.") Each Portfolio is advised by NB Management and sub-advised by Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management").


      The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of the Master Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund or Portfolio may not be changed without the approval of the lesser of:

      (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented, or

      (2) a majority of the outstanding shares of the Fund or Portfolio.

      These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, a Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

Investment Policies and Limitations
-----------------------------------

      Each Fund has the following fundamental investment policy, to enable it to invest in a Portfolio:

            Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.


      A Fund's policy on "Investments in Any One Issuer" does not limit a Fund's ability to invest up to 100% of its total assets in a Portfolio with the same investment objectives, policies and limitations as the Fund.

      All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Therefore, although the following discusses the investment policies and limitations of each Portfolio, it applies equally to each corresponding Fund.


      A Portfolio determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act ("Rule 2a-7"). Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") are interpreted to include similar types of time deposits.


      Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio. If events subsequent to a transaction result in a Portfolio exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.


      The following investment policies and limitations are fundamental and apply to Money Market Master Series and Prime Master Series:

             1.   BORROWING.  No  Portfolio may borrow money, except that it may
         (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, that Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 33-1/3% limitation. In addition to the foregoing, each Portfolio may borrow from any person for temporary purposes in an amount not exceeding 5% of the Portfolio's total assets at the time the loan is made.

             2. COMMODITIES. No Portfolio may purchase commodities or contracts thereon, but this restriction shall not prohibit a Portfolio from purchasing the securities of issuers that own interests in any of the foregoing.

             3. DIVERSIFICATION. No Portfolio may with respect to 75% of the value of its total assets purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, each Portfolio is subject to the diversification requirements under Rule 2a-7.)

             4. INDUSTRY CONCENTRATION. No Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that each Portfolio normally will invest more than 25% of its total assets in the obligations of issuers having their principal business activities in the financial services industries or repurchase agreements on such obligations. There is no investment limitation with respect to (i) U.S. Government and Agency Securities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.


             5. LENDING. No Portfolio may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

             6. REAL ESTATE. No Portfolio may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.


             7. SENIOR SECURITIES. No Portfolio may issue senior securities, except as permitted under the 1940 Act.

             8. UNDERWRITING. No Portfolio may engage in the business of underwriting securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").


      The following investment policies and limitations are fundamental and apply to Treasury Master Series:

             1. BORROWING. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and
         (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). In addition to the foregoing, the Portfolio may borrow from any person for temporary purposes in an amount not exceeding 5% of the Portfolio's total assets at the time the loan is made.

             2. COMMODITIES AND REAL ESTATE. The Portfolio may not purchase or sell commodities, commodity contracts, foreign exchange, or real estate, including interests in real estate investment trusts and real estate mortgage loans, except securities issued by the Government National Mortgage Association.

             3. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, provided, however that in accordance with its investment objective, policies, and limitations, the Portfolio can (i) purchase debt securities and
         (ii) engage in repurchase agreements.

             4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of U.S. Government and Agency Securities or (ii) investments in CDs or banker's acceptances issued by domestic branches of U.S. banks.

             5. DIVERSIFICATION. The Portfolio may not with respect to 75% of the value of its total assets purchase the securities of any issuer (other than U.S. Government and Agency Securities, or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, the Portfolio is subject to the diversification requirements under Rule 2a-7.)

             6.   SENIOR   SECURITIES.   The  Portfolio  may  not  issue  senior
         securities, except as permitted under the 1940 Act.

             7. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended.

             8. SHORT SALES AND PUTS, CALLS, STRADDLES, OR SPREADS. The Portfolio may not effect short sales of securities or write or purchase any puts, calls, straddles, spreads, or any combination thereof.

      Senior Securities: The SEC has taken the position that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include reverse repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the SEC has clarified that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the SEC will not raise senior securities issues under the 1940 Act.

      The following investment policies and limitations are non-fundamental and apply to Money Market Master Series and Prime Master Series:

                1. INVESTMENTS IN ANY ONE ISSUER. No Portfolio may purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.


                2. ILLIQUID SECURITIES. No Portfolio may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

                3. BORROWING. No Portfolio will invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Portfolio does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

                4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Portfolio may make any loans other than securities loans.

                5. MARGIN TRANSACTIONS. No Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions.


      The following investment policies and limitations are non-fundamental and apply to TREASURY Master Series:

      1. BORROWING AND SECURITIES LENDING. The Portfolio will not invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Portfolio does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

      2. ILLIQUID SECURITIES. The Portfolio may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

      3. INVESTMENTS IN ANY ONE ISSUER. The Portfolio may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.

      4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.

      5. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions.

Cash Management and Temporary Defensive Positions (All Portfolios)
------------------------------------------------------------------

      For temporary defensive purposes, each Portfolio may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds, and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the income from which generally will be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations.


Additional Investment Information
---------------------------------


      Each Fund may make the following investments, among others, some of which are part of the Fund's principal investment strategies and some of which are not. The principal risks of each Fund's principal investment strategies are discussed in the Prospectus. A Fund will not necessarily buy all of the types of securities or use all of the investment techniques that are described. In addition, certain strategies and investments (e.g., repurchase agreements and securities lending) may produce taxable income for the Portfolios.

      FINANCIAL SERVICES OBLIGATIONS. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Obligations of issuers in the financial services industries include, but are not limited to, CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations and repurchase agreements on such obligations issued by domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field. Because the Money Market Master Series and Prime Master Series normally will concentrate more than 25% of their respective total assets in the obligations of companies in the financial services industries, they will have greater exposure to the risks associated with those industries, such as adverse interest rate trends, increased credit defaults, potentially burdensome government regulation, the availability and cost of capital funds, and general economic conditions.


      CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which a Portfolio invests typically are not covered by deposit insurance.


      POLICIES AND LIMITATIONS. Money Market Master Series and Prime Master Series normally each will invest more than 25% of their respective total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations. PRIME Master Series does not invest in foreign debt securities except for certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, fixed time deposits and other obligations issued by foreign branches of U.S. banks.

      RISKS OF FIXED INCOME SECURITIES. (ALL PORTFOLIOS) Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk").

      Lower-rated securities which are more likely to react to developments affecting market and credit risk than are more highly rated securities, react primarily to movements in the general level of interest rates. Some debt securities in which a Portfolio may invest are also subject to the risk that the issuer might repay them early ("call risk").

      CALL RISK. Some debt securities in which a Portfolio may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a Portfolio holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the Portfolio would have to reinvest the proceeds from the called security at the current, lower rates.

      RATINGS OF FIXED INCOME SECURITIES. Each Portfolio may purchase securities rated by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch, Inc. or any other nationally recognized statistical rating organization ("NRSRO") (please see the Funds' prospectus for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although a Portfolio may rely on the ratings of any NRSRO, a Portfolio mainly refers to ratings assigned by S&P, Moody's and Fitch, Inc. which are described in Appendix A. Each Portfolio may also invest in unrated securities that are deemed comparable in quality by Lehman Brothers Asset Management to the rated securities in which a Portfolio may permissibly invest.

      HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody's or Fitch, Inc. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by Lehman Brothers Asset Management to be of comparable quality.

      RATINGS DOWNGRADES. Subsequent to its purchase by a Portfolio, the rating of an issue of debt securities may be reduced so that the securities would no longer be eligible for purchase by the Portfolio. In such a case, Lehman Brothers Asset Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7.

      DURATION. Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration a Portfolio will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

      MATURITY. Each Portfolio has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, a Portfolio will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7. Rule 2a-7 permits a Portfolio to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. Money Market Master Series is required to maintain a dollar-weighted average portfolio maturity of no more than 90 days. Prime Master Series and Treasury Master Series each has a stricter standard for maturity and seeks to maintain a dollar-weighted average portfolio maturity of no more than 60 days.

      U.S. GOVERNMENT AND AGENCY SECURITIES. (ALL PORTFOLIOS) "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States. "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (also known as the "Federal National Mortgage Association"), Freddie Mac (also known as the "Federal Home Loan Mortgage Corporation"), Sallie Mae (formerly known as the "Student Loan Marketing Association"), Federal Home Loan Banks ("FHLB") and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.

      U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.

      Each  Portfolio  may  invest  in  separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The market prices of STRIPS generally are more volatile than that of United States Treasury bills with comparable maturities.

      POLICIES AND LIMITATIONS. MONEY MARKET Master Series and PRIME Master Series each may invest 25% or more of its total assets in U.S. Government and Agency Securities.

      TREASURY Master Series invests all of its assets in direct obligations of the U.S. Treasury and repurchase agreements relating to such securities. Neither Treasury Master Series nor its corresponding Portfolio will change this strategy without providing shareholders at least 60 days' advance notice.

      ILLIQUID SECURITIES. (ALL PORTFOLIOS) Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless Lehman Brothers Asset Management, acting pursuant to guidelines established by the Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for a Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolios may be subject to legal restrictions which could be costly to the Portfolios.

      POLICIES AND LIMITATIONS. Each Portfolio may invest up to 10% of its net assets in illiquid securities. PRIME Master Series may not invest in illiquid securities that are foreign debt securities, except to the extent that certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, fixed time deposits and other obligations issued by foreign branches of U.S. banks would be deemed illiquid securities.

      REPURCHASE AGREEMENTS. (ALL PORTFOLIOS) In a repurchase agreement, a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. Lehman Brothers Asset Management monitors the creditworthiness of sellers.

      A Portfolio may invest in repurchase agreements backed by non-traditional collateral. Non-traditional collateral may consist of corporate bonds, foreign sovereign debt, equity securities, and may be more volatile than traditional types of collateral.

      POLICIES AND LIMITATIONS. Repurchase agreements with a maturity or demand feature of more than seven days are considered to be illiquid securities; no Portfolio may enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price and (2) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

      SECURITIES LOANS. (ALL PORTFOLIOS) Each Portfolio may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by Lehman Brothers Asset Management, provided that cash or equivalent collateral, equal to at least 102% (105% in the case of foreign securities for MONEY MARKET Master Series and 105% in the case of securities issued by foreign branches of U.S. banks for PRIME Master Series) of the market value of the loaned securities, is continuously maintained by the borrower with a Portfolio. A Portfolio may invest the cash collateral and earn income, or it may receive an agreed-upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay a Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. A Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. Lehman Brothers Asset Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Portfolios can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Portfolios also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. Each Portfolio may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

      POLICIES AND LIMITATIONS. In order to realize income, each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by Lehman Brothers Asset Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% (105% in the case of foreign securities for MONEY MARKET Master Series and 105% in the case of securities issued by foreign branches of U.S. banks for PRIME Master Series) of the market value of the loaned securities, which will also be marked to market daily.

      For all Portfolios, investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, each of these Portfolios does not currently intend to invest more than 20% of its total assets in securities lending transactions.

      Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. A Portfolio does not count the collateral for purposes of any investment policy or limitation that requires that Portfolio to invest specific percentages of its assets in accordance with its principal investment program.

      RESTRICTED SECURITIES AND RULE 144A SECURITIES. (ALL PORTFOLIOS) Each Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act.
Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, a Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. Lehman Brothers Asset Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.


      Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time a Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

      POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 10% limit on investments in illiquid securities.


      WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. (ALL PORTFOLIOS) These transactions involve a commitment by each Portfolio to purchase securities that will be issued at a future date ordinarily within two months, although a Portfolio may agree to a longer settlement period. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

      When-issued and delayed delivery transactions enable a Portfolio to "lock in" what Lehman Brothers Asset Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Portfolio might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued and delayed-delivery transactions are subject to the risk that a counterparty may fail to complete the sale of the security. If this occurs, a Portfolio may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, each Portfolio will enter into transactions with established counterparties and the managers will monitor the creditworthiness of such counterparties.

      The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of a Portfolio's NAV starting on the date of the agreement to purchase the securities. Because a Portfolio has not yet paid for the securities, this produces an effect similar to leverage. A Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Because a Portfolio is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the value of the Portfolio's interests. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

      When-issued and delayed-delivery transactions may cause a Portfolio to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

      POLICIES AND LIMITATIONS. A Portfolio will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it has been entered into. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. A Portfolio may realize capital gains or losses in connection with these transactions.


      When a Portfolio purchases securities on a when-issued or delayed delivery basis, the Portfolio will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. This procedure is designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.


      COMMERCIAL PAPER. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. A Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, Lehman Brothers Asset Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.


      POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Portfolio's 10% limit on investments in illiquid securities.


      REVERSE REPURCHASE AGREEMENTS. (ALL PORTFOLIOS) In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Portfolio's and Fund's net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Portfolio. Lehman Brothers Asset Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

      A Portfolio's investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Portfolio generally will enter into a reverse repurchase agreement only if Lehman Brothers Asset Management anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances, the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where a Portfolio receives a large-scale redemption near 5:00 p.m. Eastern time.

      POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of a Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to a Portfolio's obligations under the agreement. A Portfolio may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. As an operating policy, each of these Portfolios does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

      BANKING AND SAVINGS INSTITUTION SECURITIES. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) These include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which a Portfolio invests typically are not covered by deposit insurance.


      A CD is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

      Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.


      POLICIES AND LIMITATIONS. PRIME Master Series may not invest in banking and savings institution securities that are foreign debt securities except for certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, fixed time deposits and other obligations issued by foreign branches of U.S. banks.

      VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. (ALL PORTFOLIOS) Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

      Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet a Portfolio's quality standards. Accordingly, in purchasing these securities, each Portfolio relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Portfolio can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Portfolio to sell the security to the issuer or third party at a specified price. A Portfolio may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

      POLICIES AND LIMITATIONS. Each Portfolio may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7.

      For purposes of determining its dollar-weighted average maturity, a Portfolio calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7. In calculating its dollar-weighted average maturity and duration, a Portfolio is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, Lehman Brothers Asset Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

      FUNDING AGREEMENTS. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Each Portfolio may invest in funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to

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

require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protections under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.


      POLICIES AND LIMITATIONS. Funding Agreements are generally regarded as illiquid. Thus, each Portfolio may not invest in such Funding Agreements if, as a result, more than 10% of the value of its net assets would then be invested in illiquid securities.


      EXTENDIBLE SECURITIES. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Each Portfolio may invest in extendible securities including Extendible Commercial Notes ("ECNs"), Extendible Medium-Term Notes ("XMTNs"), Trust Liquidity Notes ("TLNs") and Secured Liquidity Notes ("SLNs"). ECNs are short-term (90 days or less) securities that automatically extend to a 390-day maximum maturity if the issuer does not redeem the ECNs on Initial Redemption Date (the equivalent of a commercial paper maturity). Investors receive a premium for giving the issuer the option to extend the maturity and a stepped-up coupon if the maturity is extended. ECNs carry the same credit rating(s) as the issuer's commercial paper. XMTNs are short-term securities with the majority having a one month floating rate coupon. Each month the investor has the option to put the security back to the issuer creating an extended 390-day maturity. If the security is not put back to the issuer it is rolled over every month with a 3-10 year stated final maturity. Investors receive a stepped-up coupon each year the security is held. XMTNs carry the same credit rating(s) as the issuer's commercial paper. TLNs are short-term securities with an expected maturity of 1 to 270 days that, if extended, have a final maturity of 397 days. TLNs are backed by a single asset, typically credit cards, and are supported by third-party liquidity. Upon extension, the investor receives a stepped-up coupon and the trust goes into early amortization with any payments to the trust flowing to the TLN investor. SLNs are short-term securities with an expected maturity of 1 to 270 days that, if extended, have a final maturity of 397 days. SLNs are backed by a diverse set of assets and are supported by a market value or total return swap which eliminates market value and liquidity risks associated with the assets. The market value swap makes up any difference between the sale of non-delinquent/non-defaulted collateral and the amount needed to repay investors. The total rate of return swap provides both liquidity support and credit risk coverage to the investors. Upon extension, the investor receives a stepped-up coupon and the assets backing the SLNs are auctioned off with the proceeds flowing to the SLN investor.

      LOAN PARTICIPATIONS. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Each Portfolio may invest in loan participations, which represent a participation in a corporate loan of a commercial bank. Such loans must be to corporations in whose obligations the Portfolios may invest. Since the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for a Portfolio to assert through the issuing bank such rights as may exist against the corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due. In such circumstances, a Portfolio may be subject to delays, expenses and risks that are greater than if the Portfolio had purchased a direct obligation (such as commercial paper) of such borrower. Further, under the terms of the loan participation, the Portfolio may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Portfolio may also be subject to the risk that the issuing bank may become insolvent. The secondary market for loan participations is extremely limited, and therefore loan participations purchased by a Portfolio are generally regarded as illiquid.

      MONEY MARKET FUNDS. (ALL PORTFOLIOS). Each Portfolio may invest in the shares of money market funds that are consistent with its investment objectives and policies. Each Portfolio may invest up to 10% of its total assets in the securities of other money market funds. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause a Portfolio to bear proportionately the costs incurred by the other investment companies' operations. At the same time, the Portfolio will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies. No Portfolio intends to invest in such investment companies unless, in the judgment of Lehman Brothers Asset Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

      POLICIES AND LIMITATIONS. A Portfolio's investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in all investment companies in the aggregate.

      Additionally, in reliance on an SEC exemptive rule, a Portfolio may invest an unlimited amount of its uninvested cash in a money market fund if the Portfolio meets certain conditions required under the 1940 Act, including paying no sales charge, as defined in rule 2830(b)(8) of the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") ("sales charge"), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of the NASD, charged in connection with the purchase, sale, or redemption of securities issued by a money market fund ("service fee"); or the Portfolio's investment adviser waives its advisory fee in an amount necessary to offset any sales charge or service fee. None of the Portfolio has any current intention to make use of this authority.

      ASSET-BACKED SECURITIES. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Portfolio may invest are subject to the Portfolio's overall credit requirements. Asset-backed securities in general, however, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt, thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

      U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

      POLICIES   AND  LIMITATIONS.  These  investments  are  subject   to   each
Portfolio's quality, maturity and duration standards.

      PRIME Master Series may not invest in foreign debt securities, except for certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, fixed time deposits and other obligations issued by foreign branches of U.S. banks.

      MUNICIPAL OBLIGATIONS. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued.


      Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include private activity bonds, which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.


      The value of municipal obligations depends on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Portfolio's investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

      Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are periodically undertaken that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

      Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information with Rule 15c2-12 under the Securities Exchange Act of 1934, as amended (the "Rule"). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC's intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.

      The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors. These proceedings could result in material and adverse changes in the rights of holders of their obligations.

      From time to time, federal legislation has affected the availability of municipal obligations for investment by any Portfolio. There can be no assurance that legislation adversely affecting the tax-exempt status of municipal obligations will not be enacted in the future. The Internal Revenue Service ("Service") occasionally challenges the tax-exempt status of the interest on particular municipal securities. If the Service determined that interest a Portfolio earned was taxable, that interest could be deemed taxable retroactive to the time the Portfolio purchased the relevant security.

      Listed below are different types of municipal obligations:

      GENERAL OBLIGATION BONDS. A general obligation bond is backed by the governmental issuer's pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

      REVENUE BONDS. Revenue bonds are backed by the income from a specific project, facility or tax. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities,
(5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable "moral obligation" of a related governmental unit. Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

      Most private activity bonds are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public issuer or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

      RESOURCE RECOVERY BONDS. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.

      MUNICIPAL LEASE OBLIGATIONS. These obligations, which may take the form of a lease, an installment purchase or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. A Portfolio will usually invest in municipal lease obligations through certificates of participation ("COPs"), which give the Portfolio a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality's credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a "non-appropriation" clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. Such termination would result in a significant loss to a Portfolio.

      YIELD AND PRICE CHARACTERISTICS OF MUNICIPAL OBLIGATIONS. Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.

      Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of a Portfolio's investments, whereas a decline in interest rates generally will increase that value. The ability of each Portfolio to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which a Portfolio invest (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.

      POLICIES AND  LIMITATIONS.   MONEY  MARKET  Master Series and PRIME Master
Series may each invest in municipal obligations that otherwise meet its criteria for quality and maturity.

      Except as otherwise provided in the Prospectuses for the Portfolios and this SAI, each Portfolio's investment portfolio may consist of any combination of the types of municipal obligations described in the Prospectuses or in this SAI. The proportions in which each Portfolio invests in various types of municipal obligations will vary from time to time.

      PURCHASES WITH A STANDBY COMMITMENT TO REPURCHASE (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES). When a Portfolio purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed upon price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable "put" option held by a Portfolio that terminates if the Portfolio sells the obligations to a third party.

      The Portfolio may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. A Portfolio's ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, a Portfolio may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.

      Although each Portfolio currently does not intend to invest in standby commitments, each reserves the right to do so. By enabling a Portfolio to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Portfolio to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.

      Standby commitments are valued at zero in determining NAV. The maturity or duration of municipal obligations purchased by a Portfolio is not shortened by a standby commitment. Therefore, standby commitments do not affect the dollar-weighted average maturity or duration of the Portfolio's investment portfolio.

      POLICIES AND LIMITATIONS. Each Portfolio will not invest in standby commitments unless it receives an opinion of counsel or a ruling of the Service that the interest the Portfolio earns on municipal obligations subject to a standby commitment will be exempt from federal income tax.

      Each Portfolio will not acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; a Portfolio will do so only to facilitate portfolio liquidity.

      PARTICIPATION INTERESTS (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES. The Portfolio may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined by Lehman Brothers Asset Management to be creditworthy. A Portfolio has the right to sell the participation interest back to the bank, usually after seven days' notice, for the full principal amount of its participation, plus accrued interest, but only (1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid losses when the underlying municipal obligations are in default. Although no Portfolio currently intends to acquire participation interests, each reserves the right to do so in the future.

      POLICIES AND LIMITATIONS. A Portfolio will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Service that the interest the Portfolio earns on municipal obligations in which it holds participation interests is exempt from federal income tax.

      MORTGAGE-BACKED SECURITIES (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae, and Freddie Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government agency mortgage-backed securities or some form of non-governmental credit enhancement.

      Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of HUD. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

      Freddie Mac is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

      Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

      Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Portfolio may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Portfolio use an approach that Lehman Brothers Asset Management believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Portfolio when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

      Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a PRO RATA basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

      Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. Lehman Brothers Asset Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets a Portfolio's investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. A Portfolio may buy mortgage-backed securities without insurance or guarantees, if Lehman Brothers Asset Management determines that the securities meet the Portfolio's quality standards. Lehman Brothers Asset Management will, consistent with the Portfolio's investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

      POLICIES AND LIMITATIONS. A Portfolio may not purchase mortgage-backed securities that, in Lehman Brothers Asset Management's opinion, are illiquid if, as a result, more than 10% of the Portfolio's net assets would be invested in illiquid securities. A Portfolio may invest in U.S. Government agency mortgage-backed securities only if they are backed by the full faith and credit of the United States.

      ZERO COUPON SECURITIES (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES). Each Portfolio may invest in zero coupon securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

      Zero coupon securities are redeemed at face value when they mature. The discount on zero coupon must be taken into income ratably by each Portfolio prior to the receipt of any actual payments.

      Because each Portfolio must distribute to its shareholders substantially all of its net investment income (including non-cash income attributable to zero coupon securities) each year for income and excise tax purposes, a Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information -- Taxation of the Funds."

      The market prices of zero coupon securities generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

      LEVERAGE (ALL PORTFOLIOS). A Portfolio may make investments while borrowings are outstanding and may engage in transactions that have the effect of leverage. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in a Portfolio's NAV. Although the principal of such borrowings will be fixed, a Portfolio's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Portfolio will have to pay, that Portfolio's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Portfolio will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Portfolio's shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued and delayed delivery transactions may create leverage.

      POLICIES AND LIMITATIONS. Each Portfolio may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).

      However, as an operating policy, a Portfolio will not invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.

      Each Portfolio may also borrow up to 5% of its total assets for temporary purposes, e.g., for the purpose of settling purchase and sale transactions; these temporary borrowings are not subject to the 33-1/3% limitation.

      TERRORISM RISKS. (ALL PORTFOLIOS) Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Portfolio service providers and the Portfolios' operations.


                           CERTAIN RISK CONSIDERATIONS

      A Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

      Although each Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that each Portfolio will achieve its investment objective.

                             PERFORMANCE INFORMATION

      Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Fund will vary. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Yield Calculations
------------------

      Each of the Funds may advertise its "current yield" and "effective yield" in the financial press and other publications. A Fund's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

      The EFFECTIVE YIELD of the Funds is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

                                                       365/7
            Effective Yield = [(Base Period Return + 1)     ] - 1.

                              TRUSTEES AND OFFICERS

      The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by NB Management.

Information about the Board of Trustees
---------------------------------------


------------------------------------------------------------------------------------------------------------------
                                                                      Number of
                                                                      ---------
                                                                    Funds in Fund         Other Directorships
                                                                    -------------         -------------------
                    Position and                                       Complex             Held Outside Fund
                    ------------                                       -------             -----------------
Name, Age,           Length of                Principal              Overseen by              Complex by
----------           ---------                ---------              -----------              ----------
and Address(1)     Time Served(2)          Occupation(s)(3)         Fund Trustee(4)          Fund Trustee
--------------     --------------          ----------------         ---------------          ------------
------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
------------------------------------------------------------------------------------------------------------------
John Cannon(77)       Trustee        Consultant; formerly,               61                Independent Trustee or
                    since 2004       Chairman, CDC Investment                              Director of three
                                     Advisers (registered                                  series of Oppenheimer
                                     investment adviser), 1993                             Funds: Limited Term
                                     to January 1999; formerly,                            New York Municipal
                                     President and Chief                                   Fund, Rochester Fund
                                     Executive Officer, AMA                                Municipals, and
                                     Investment Advisors, an                               Oppenheimer
                                     affiliate of the American                             Convertible Securities
                                     Medical Association.                                  Fund since 1992.

------------------------------------------------------------------------------------------------------------------
Faith Colish(71)     Trustee         Counsel, Carter Ledyard &           61                Formerly, Director
                    since 2004       Milburn LLP (law firm)                                (1997 to 2003) and
                                     since October 2002;                                   Advisory Director
                                     formerly, Attorney-at-Law                             (2003 to 2006), ABA
                                     and President, Faith                                  Retirement Funds
                                     Colish, A Professional                                (formerly, American
                                     Corporation, 1980 to 2002.                            Bar Retirement
                                                                                           Association)
                                                                                           (not-for-profit
                                                                                           membership
                                                                                           corporation).

------------------------------------------------------------------------------------------------------------------
C. Anne Harvey(69)   Trustee         President, C.A. Harvey              61                Formerly, President,
                    since 2004       Associates since October                              Board of Associates to
                                     2001; formerly, Director,                             The National
                                     AARP, 1978 to December                                Rehabilitation
                                     2001.                                                 Hospital's Board of
                                                                                           Directors, 2001 to
                                                                                           2002; formerly,
                                                                                           Member, Individual
                                                                                           Investors Advisory
                                                                                           Committee to the New
                                                                                           York Stock Exchange
                                                                                           Board of Directors,
                                                                                           1998 to June 2002.

------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                      Number of
                                                                      ---------
                                                                    Funds in Fund         Other Directorships
                                                                    -------------         -------------------
                    Position and                                       Complex             Held Outside Fund
                    ------------                                       -------             -----------------
Name, Age,           Length of                Principal              Overseen by              Complex by
----------           ---------                ---------              -----------              ----------
and Address(1)     Time Served(2)          Occupation(s)(3)         Fund Trustee(4)          Fund Trustee
--------------     --------------          ----------------         ---------------          ------------
------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh     Trustee         Marcus Nadler Professor             61                Formerly, Director,
(79)                since 2004       Emeritus of Finance and                               The Caring Community
                                     Economics, New York                                   (not-for-profit), 1997
                                     University Stern School of                            to 2006; formerly,
                                     Business; formerly,                                   Director, DEL
                                     Executive Secretary-                                  Laboratories, Inc.
                                     Treasurer, American Finance                           (cosmetics and
                                     Association, 1961 to 1979.                            pharmaceuticals), 1978
                                                                                           to 2004; formerly,
                                                                                           Director, Apple Bank
                                                                                           for Savings, 1979 to
                                                                                           1990; formerly,
                                                                                           Director, Western
                                                                                           Pacific Industries,
                                                                                           Inc., 1972 to 1986
                                                                                           (public company).

------------------------------------------------------------------------------------------------------------------
Michael M. Knetter   Trustee         Dean, School of Business,           61                Trustee, Northwestern
(47)                since 2007       University of Wisconsin -                             Mutual Series Fund,
                                     Madison; formerly,                                    Inc. since February
                                     Professor of International                            2007; Director, Wausau
                                     Economics and Associate                               Paper since 2005;
                                     Dean, Amos Tuck School of                             Director, Great Wolf
                                     Business - Dartmouth                                  Resorts since 2004.
                                     College, 1998 to 2002.

------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf     Trustee         Retired; formerly, Vice             61                Director, Webfinancial
(70)                since 2004       President and General                                 Corporation (holding
                                     Counsel, WHX Corporation                              company) since
                                     (holding company), 1993 to                            December 2002;
                                     2001.                                                 formerly, Director WHX
                                                                                           Corporation (holding
                                                                                           company), January 2002
                                                                                           to June 2005;
                                                                                           formerly, Director,
                                                                                           State Theatre of New
                                                                                           Jersey (not-for-profit
                                                                                           theater), 2000 to
                                                                                           2005.

------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                      Number of
                                                                      ---------
                                                                    Funds in Fund         Other Directorships
                                                                    -------------         -------------------
                    Position and                                       Complex             Held Outside Fund
                    ------------                                       -------             -----------------
Name, Age,           Length of                Principal              Overseen by              Complex by
----------           ---------                ---------              -----------              ----------
and Address(1)     Time Served(2)          Occupation(s)(3)         Fund Trustee(4)          Fund Trustee
--------------     --------------          ----------------         ---------------          ------------
------------------------------------------------------------------------------------------------------------------
George W. Morriss    Trustee         Formerly, Executive Vice            61                Member, Board of
(59)                since 2007       President and Chief                                   Managers, Old Mutual
                                     Financial Officer, People's                           Funds of Hedge Funds
                                     Bank (a financial services                            (registered hedge
                                     company), 1991 to 2001.                               fund) since October
                                                                                           2006.

------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien    Trustee         Formerly, Member, Investment        61                Director, Legg Mason,
(78)                since 2004       Policy Committee, Edward                              Inc. (financial
                                     Jones, 1993 to 2001;                                  services holding
                                     President, Securities                                 company) since 1993;
                                     Industry Association                                  formerly, Director,
                                     ("SIA") (securities                                   Boston Financial Group
                                     industry's representative                             (real estate and tax
                                     in government relations and                           shelters), 1993 to
                                     regulatory matters at the                             1999.
                                     federal and state levels),
                                     1974 to 1992; Adviser to
                                     SIA, November 1992 to
                                     November 1993.

------------------------------------------------------------------------------------------------------------------
William E. Rulon     Trustee         Retired; formerly, Senior           61                Formerly, Director,
(74)                since 2004       Vice President, Foodmaker,                            Pro-Kids Golf and
                                     Inc. (operator and                                    Learning Academy
                                     franchiser of restaurants)                            (teach golf and
                                     until January 1997.                                   computer usage to "at
                                                                                           risk" children), 1998
                                                                                           to 2006; formerly,
                                                                                           Director, Prandium,
                                                                                           Inc. (restaurants),
                                                                                           March 2001 to July
                                                                                           2002.

------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan    Trustee         Founding General Partner,           61                None.
(75)                since 2004       Oxford Partners and Oxford
                                     Bioscience Partners
                                     (venture capital investing)
                                     and President, Oxford
                                     Venture Corporation since
                                     1981.

------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                      Number of
                                                                      ---------
                                                                    Funds in Fund         Other Directorships
                                                                    -------------         -------------------
                    Position and                                       Complex             Held Outside Fund
                    ------------                                       -------             -----------------
Name, Age,           Length of                Principal              Overseen by              Complex by
----------           ---------                ---------              -----------              ----------
and Address(1)     Time Served(2)          Occupation(s)(3)         Fund Trustee(4)          Fund Trustee
--------------     --------------          ----------------         ---------------          ------------
------------------------------------------------------------------------------------------------------------------
Tom D. Seip (57)      Trustee        General Partner, Seip               61                Director, H&R Block,
                    since 2004;      Investments LP (a private                             Inc. (financial
                       Lead          investment partnership);                              services company)
                   Independent       formerly, President and                               since May 2001;
                     Trustee         CEO, Westaff, Inc.                                    Chairman, Compensation
                    beginning        (temporary staffing), May                             Committee, H&R Block,
                       2006          2001 to January 2002;                                 Inc. since 2006;
                                     formerly, Senior Executive                            Director, America One
                                     at the Charles Schwab                                 Foundation since 1998;
                                     Corporation, 1983 to 1998,                            formerly, Chairman,
                                     including Chief Executive                             Governance and
                                     Officer, Charles Schwab                               Nominating Committee,
                                     Investment Management, Inc.                           H&R Block, Inc., 2004
                                     and Trustee, Schwab Family                            to 2006; Director,
                                     of Funds and Schwab                                   Forward Management,
                                     Investments, 1997 to 1998,                            Inc. (asset management
                                     and Executive Vice                                    company), 1999 to
                                     President- Retail                                     2006; formerly
                                     Brokerage, Charles Schwab &                           Director, E-Bay
                                     Co., Inc., 1994 to 1997.                              Zoological Society,
                                                                                           1999 to 2003;
                                                                                           formerly, Director,
                                                                                           General Magic (voice
                                                                                           recognition software),
                                                                                           2001 to 2002;
                                                                                           formerly, Director,
                                                                                           E-Finance Corporation
                                                                                           (credit decisioning
                                                                                           services), 1999 to
                                                                                           2003; formerly,
                                                                                           Director,
                                                                                           Save-Daily.com (micro
                                                                                           investing services),
                                                                                           1999 to 2003.

------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                      Number of
                                                                      ---------
                                                                    Funds in Fund         Other Directorships
                                                                    -------------         -------------------
                    Position and                                       Complex             Held Outside Fund
                    ------------                                       -------             -----------------
Name, Age,           Length of                Principal              Overseen by              Complex by
----------           ---------                ---------              -----------              ----------
and Address(1)     Time Served(2)          Occupation(s)(3)         Fund Trustee(4)          Fund Trustee
--------------     --------------          ----------------         ---------------          ------------
------------------------------------------------------------------------------------------------------------------
Candace L. Straight  Trustee         Private investor and                61                Director, Montpelier
(59)                since 2004       consultant specializing                               Re (reinsurance
                                     in the insurance industry;                            company) since 2006;
                                     formerly, Advisory                                    Director, National
                                     Director, Securitas Capital                           Atlantic Holdings
                                     LLC (a global private                                 Corporation (property
                                     equity investment firm                                and casualty insurance
                                     dedicated to making                                   company) since 2004;
                                     investments in the                                    Director, The
                                     insurance sector), 1998 to                            Proformance Insurance
                                     December 2003.                                        Company (property and
                                                                                           casualty insurance
                                                                                           company) since March
                                                                                           2004; formerly,
                                                                                           Director, Providence
                                                                                           Washington Insurance
                                                                                           Company (property and
                                                                                           casualty insurance
                                                                                           company), December
                                                                                           1998 to March 2006;
                                                                                           formerly, Director,
                                                                                           Summit Global Partners
                                                                                           (insurance brokerage
                                                                                           firm), 2000 to 2005.

------------------------------------------------------------------------------------------------------------------
Peter P. Trapp       Trustee         Regional Manager for Mid-           61                None.
(62)                since 2004       Southern Region, Ford Motor
                                     Credit Company since
                                     September 1997; formerly,
                                     President, Ford Life
                                     Insurance Company, April
                                     1995 to August 1997.

------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                      Number of
                                                                      ---------
                                                                    Funds in Fund         Other Directorships
                                                                    -------------         -------------------
                    Position and                                       Complex             Held Outside Fund
                    ------------                                       -------             -----------------
Name, Age,           Length of                Principal              Overseen by              Complex by
----------           ---------                ---------              -----------              ----------
and Address(1)     Time Served(2)          Occupation(s)(3)         Fund Trustee(4)          Fund Trustee
--------------     --------------          ----------------         ---------------          ------------
------------------------------------------------------------------------------------------------------------------
                                             FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin*      President       Executive Vice President            61                Director, Dale
(66)                and Trustee      and Chief Investment Officer,                         Carnegie and
                     since 2004      Neuberger Berman Inc.                                 Associates, Inc.
                                     (holding company) since                               (private company)
                                     2002 and 2003,                                        since 1998; Director,
                                     respectively; Managing                                Solbright, Inc.
                                     Director and Chief                                    (private company)
                                     Investment Officer,                                   since 1998.
                                     Neuberger Berman, since
                                     December 2005 and 2003,
                                     respectively; formerly,
                                     Executive Vice President,
                                     Neuberger Berman, December
                                     2002 to 2005; Director and
                                     Chairman, NB Management
                                     since December 2002;
                                     formerly, Executive Vice
                                     President, Citigroup
                                     Investments, Inc.,
                                     September 1995 to February
                                     2002; formerly, Executive
                                     Vice President, Citigroup
                                     Inc., September 1995 to
                                     February 2002.
------------------------------------------------------------------------------------------------------------------
Peter E. Sundman*  Chairman of       Executive Vice President,           61                Director and Vice
(48)                the Board,       Neuberger Berman Inc.                                 President, Neuberger &
                      Chief          (holding company) since                               Berman Agency, Inc.
                    Executive        1999; Head of Neuberger                               since 2000; formerly,
                   Officer and       Berman Inc.'s Mutual Funds                            Director, Neuberger
                     Trustee         Business (since 1999) and                             Berman Inc. (holding
                   since 2004        Institutional Business                                company), October 1999
                                     (1999 to October 2005);                               to March 2003;
                                     responsible for Managed                               Trustee, Frost Valley
                                     Accounts Business and                                 YMCA; Trustee, College
                                     intermediary distribution                             of Wooster.
                                     since October 1999;
                                     President and Director, NB
                                     Management since 1999;
                                     Managing Director,
                                     Neuberger Berman since
                                     2005; formerly, Executive
                                     Vice President, Neuberger
                                     Berman, 1999 to December
                                     2005; formerly, Principal,
                                     Neuberger Berman, 1997 to
                                     1999; formerly, Senior Vice
                                     President, NB Management,
                                     1996 to 1999.

------------------------------------------------------------------------------------------------------------------


   (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

   (2) Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

   (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

   (4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.


   * Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management.


Information about the Officers of the Trust
-------------------------------------------


                                Position and Length
                                -------------------
Name, Age, and Address(1)        of Time Served(2)                   Principal Occupation(s)(3)
-------------------------        -----------------                   --------------------------
Andrew B. Allard(45)             Anti-Money Laundering          Senior Vice President, Neuberger Berman
                             Compliance Officer since 2004      since 2006; Deputy General Counsel,
                                                                Neuberger Berman since 2004; formerly,
                                                                Vice President, Neuberger Berman, 2000 to
                                                                2006; formerly, Associate General
                                                                Counsel, Neuberger Berman, 1999 to 2004;
                                                                Anti-Money Laundering Compliance Officer,
                                                                sixteen registered investment companies
                                                                for which NB Management acts as
                                                                investment manager and administrator
                                                                (seven since 2002, three since 2003, four
                                                                since 2004, one since 2005 and one since
                                                                2006) and one registered investment
                                                                company for which NB Management acts as
                                                                investment adviser (since 2006).

Michael J. Bradler(37)      Assistant Treasurer since 2005      Vice President, Neuberger Berman since
                                                                2006; Employee, NB Management since 1997;
                                                                Assistant Treasurer, sixteen registered
                                                                investment companies for which NB
                                                                Management acts as investment manager and
                                                                administrator (fifteen since 2005 and one
                                                                since 2006) and one registered investment
                                                                company for which NB Management acts as
                                                                investment adviser (since 2006).

                                Position and Length
                                -------------------
Name, Age, and Address(1)        of Time Served(2)                   Principal Occupation(s)(3)
-------------------------        -----------------                   --------------------------
Claudia A. Brandon(50)           Secretary since 2004           Senior Vice President, Neuberger Berman
                                                                since 2007; Vice President-Mutual Fund
                                                                Board Relations, NB Management since 2000
                                                                and Assistant Secretary since 2004;
                                                                formerly, Vice President, Neuberger
                                                                Berman, 2002 to 2006 and Employee since
                                                                1999; Secretary, sixteen registered
                                                                investment companies for which NB
                                                                Management acts as investment manager and
                                                                administrator (three since 1985, four
                                                                since 2002, three since 2003, four since
                                                                2004, one since 2005 and one since 2006)
                                                                and one registered investment company for
                                                                which NB Management acts as investment
                                                                adviser (since 2006).

Robert Conti(50)              Vice President since 2004         Managing Director, Neuberger Berman since
                                                                2007; formerly, Senior Vice President,
                                                                Neuberger Berman, 2003 to 2006; formerly,
                                                                Vice President, Neuberger Berman, 1999 to
                                                                2003; Senior Vice President, NB
                                                                Management since 2000; Vice President,
                                                                sixteen registered investment companies
                                                                for which NB Management acts as
                                                                investment manager and administrator
                                                                (three since 2000, four since 2002, three
                                                                since 2003, four since 2004, one since
                                                                2005 and one since 2006) and one
                                                                registered investment company for which
                                                                NB Management acts as investment adviser
                                                                (since 2006).

Brian J. Gaffney (53)       Vice President since 2004           Managing Director, Neuberger Berman since
                                                                1999; Senior Vice President, NB
                                                                Management since 2000; Vice President,
                                                                sixteen registered investment companies
                                                                for which NB Management acts as
                                                                investment manager and administrator
                                                                (three since 2000, four since 2002, three
                                                                since 2003, four since 2004, one since
                                                                2005 and one since 2006) and one
                                                                registered investment company for which
                                                                NB Management acts as investment adviser
                                                                (since 2006).

                                Position and Length
                                -------------------
Name, Age, and Address(1)        of Time Served(2)                   Principal Occupation(s)(3)
-------------------------        -----------------                   --------------------------
Maxine L. Gerson(56)        Chief Legal Officer since 2005      Senior Vice President, Neuberger Berman
                            (only for purposes of sections      since 2002; Deputy General Counsel and
                            307 and 406 of the Sarbanes-Oxley   Assistant Secretary, Neuberger Berman
                            Act of 2002)                        since 2001; Secretary and General
                                                                Counsel, NB Management since 2004; Chief
                                                                Legal Officer (only for purposes of
                                                                sections 307 and 406 of the Sarbanes-
                                                                Oxley Act of 2002), sixteen registered
                                                                investment companies for which NB
                                                                Management acts as investment manager and
                                                                administrator (fifteen since 2005 and one
                                                                since 2006) and one registered investment
                                                                company for which NB Management acts as
                                                                investment adviser (since 2006).

Sheila R. James(41)         Assistant Secretary since 2004      Assistant Vice President, Neuberger
                                                                Berman since 2007 and Employee since
                                                                1999; Assistant Secretary, sixteen
                                                                registered investment companies for which
                                                                NB Management acts as investment manager
                                                                and administrator (seven since 2002,
                                                                three since 2003, four since 2004, one
                                                                since 2005 and one since 2006) and one
                                                                registered investment company for which
                                                                NB Management acts as investment adviser
                                                                (since 2006).

Kevin Lyons(51)             Assistant Secretary since 2004      Employee, Neuberger Berman since 1999;
                                                                Assistant Secretary, sixteen registered
                                                                investment companies for which NB
                                                                Management acts as investment manager and
                                                                administrator (ten since 2003, four since
                                                                2004, one since 2005 and one since 2006)
                                                                and one registered investment company for
                                                                which NB Management acts as investment
                                                                adviser (since 2006).

John M. McGovern(37)        Treasurer and Principal Financial   Senior Vice President, Neuberger Berman
                            and Accounting Officer since 2005;  since 2007; formerly, Vice President, prior thereto, Assistant Treasurer  Neuberger Berman, 2004 to 2006; Employee,
                                      since 2004                NB Management since 1993; Treasurer and
                                                                Principal Financial and Accounting
                                                                Officer, sixteen registered investment
                                                                companies for which NB Management acts as
                                                                investment manager and administrator
                                                                (fifteen since 2005 and one since 2006)
                                                                and one registered investment company for
                                                                which NB Management acts as investment
                                                                adviser (since 2006); formerly, Assistant
                                                                Treasurer, fifteen registered investment
                                                                companies for which NB Management acts as
                                                                investment manager and administrator,
                                                                2002 to 2005.

                                Position and Length
                                -------------------
Name, Age, and Address(1)        of Time Served(2)                   Principal Occupation(s)(3)
-------------------------        -----------------                   --------------------------
Frank Rosato(36)            Assistant Treasurer since 2005      Vice President, Neuberger Berman since
                                                                2006; Employee, NB Management since 1995;
                                                                Assistant Treasurer, sixteen registered
                                                                investment companies for which NB
                                                                Management acts as investment manager and
                                                                administrator (fifteen since 2005 and one
                                                                since 2006) and one registered investment
                                                                company for which NB Management acts as
                                                                investment adviser (since 2006).

Frederic B. Soule(61)         Vice President since 2004         Senior Vice President, Neuberger Berman
                                                                since 2003; formerly, Vice President,
                                                                Neuberger Berman, 1999 to 2003; Vice
                                                                President, sixteen registered investment
                                                                companies for which NB Management acts as
                                                                investment manager and administrator
                                                                (three since 2000, four since 2002, three
                                                                since 2003, four since 2004, one since
                                                                2005 and one since 2006) and one
                                                                registered investment company for which
                                                                NB Management acts as investment adviser
                                                                (since 2006).

Chamaine Williams(35)       Chief Compliance Officer since 2005 Senior Vice President, Lehman Brothers
                                                                Inc. since 2007; formerly, Vice
                                                                President, Lehman Brothers Inc., 2003 to
                                                                2006; Chief Compliance Officer, sixteen
                                                                registered investment companies for which
                                                                NB Management acts as investment manager
                                                                and administrator (fifteen since 2005 and
                                                                one since 2006) and one registered
                                                                investment company for which NB
                                                                Management acts as investment adviser
                                                                (since 2005); Chief Compliance Officer,
                                                                Lehman Brothers Asset Management Inc.
                                                                since 2003; Chief Compliance Officer,
                                                                Lehman Brothers Alternative Investment
                                                                Management LLC since 2003; formerly, Vice
                                                                President, UBS Global Asset Management
                                                                (US) Inc. (formerly, Mitchell Hutchins
                                                                Asset Management, a wholly-owned
                                                                subsidiary of PaineWebber Inc.), 1997 to
                                                                2003.


____________________


   (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

   (2) Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

   (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees
---------------------

      The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts. It is the Funds' policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. The standing committees of the Board of Trustees are described below.


      AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Funds' accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits;
(d) to approve prior to appointment the engagement of the Funds' independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent registered public accounting firms; and (e) to act as a liaison between the Funds' independent registered public accounting firms and the full Board. Its members are John Cannon, Howard A. Mileaf, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended March 31, 2007, the Committee met [ ] times.

      ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee generally oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering each Fund's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon (Chairman), Faith Colish, C. Anne Harvey and Edward I. O'Brien. All members are Independent Fund Trustees. During the fiscal year ended March 31, 2007, the Committee met [ ] times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Lehman Brothers Asset Management and NB Management.

      CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended March 31, 2007, the
Committee met [      ] times.

      EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Howard A. Mileaf, Edward I. O'Brien, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Trustees.
During the fiscal year ended March 31, 2007, the Committee met [      ] times.

      GOVERNANCE  AND  NOMINATING   COMMITTEE.  The  Governance  and  Nominating
Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are
C. Anne Harvey (Chairwoman), Robert A. Kavesh, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Lehman Brothers Institutional Liquidity Cash Management Funds, 605 Third Avenue, 2[nd] Floor, New York, NY, 10158-0180. During the fiscal year ended March 31,
2007, the Committee met [      ] times.

      PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available; (d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which a Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish, Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are

Independent Fund Trustees. During the fiscal year ended March 31, 2007, the Committee met [ ] times.

      INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal
year ended March 31, 2007, the Committee met [      ] times.


      The Trust's Trust Instrument and Master Trust's Declaration of Trust provide that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

      Officers and trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. Effective July 1, 2005, the compensation of each Independent Fund Trustee has been restructured. For serving as a trustee of the Neuberger Berman Funds, each Independent Fund Trustee receives an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees will determine whether a fee is warranted, provided, however, that no fee is normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee receives $5,000 per year and each member of the Audit Committee, including the Chair, receives $1,000 for each Audit Committee meeting he or she attends in-person or by telephone. No additional compensation is provided for service on any other Board committee. The Lead Independent Trustee receives an additional $20,000 per year. The Neuberger Berman Funds continue to reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each Neuberger Berman Fund based on a method the Board of Trustees finds reasonable.

      The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for its trustees.

                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 03/31/07

                                                          Total Compensation
                                        Aggregate     from  Investment Companies
                                      Compensation     in the Neuberger Berman
Name and Position with the Trust     from the Trust         Fund Complex*
--------------------------------     --------------         -------------
INDEPENDENT FUND TRUSTEES

John Cannon
Trustee

Faith Colish
Trustee

C. Anne Harvey
Trustee

Robert A. Kavesh
Trustee

Michael M. Knetter
Trustee

Howard A. Mileaf
Trustee

George W. Morriss
Trustee

Edward I. O'Brien
Trustee

William E. Rulon
Trustee

Cornelius T. Ryan
Trustee

Tom D. Seip
Trustee

Candace L. Straight
Trustee

Peter P. Trapp
Trustee


FUND TRUSTEES WHO ARE "INTERESTED PERSONS"

Jack L. Rivkin                             $0                    $0
President and Trustee

Peter E. Sundman                           $0                    $0
Chairman of the Board, Chief
Executive Officer and Trustee

* On June 22, 2005, the Board voted to increase compensation for members not affiliated with NB Management.

      [On June 30, 2007, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.]


Ownership of Securities
-----------------------


      Set forth below is the dollar range of securities owned by each Fund Trustee as of December 31, 2006.

--------------------------------------------------------------------------------
                                Cash Management               Cash Management
                                 Money Market                 Prime Portfolio
                                  Portfolio
--------------------------------------------------------------------------------
John Cannon
--------------------------------------------------------------------------------
Faith Colish
--------------------------------------------------------------------------------
C. Anne Harvey
--------------------------------------------------------------------------------
Robert A. Kavesh
--------------------------------------------------------------------------------
Michael M. Knetter
--------------------------------------------------------------------------------
Howard A. Mileaf
--------------------------------------------------------------------------------
George W. Morriss
--------------------------------------------------------------------------------
Edward I. O'Brien
--------------------------------------------------------------------------------
William E. Rulon
--------------------------------------------------------------------------------
Cornelius T. Ryan
--------------------------------------------------------------------------------
Tom D. Seip
--------------------------------------------------------------------------------
Candace L. Straight
--------------------------------------------------------------------------------
Peter P. Trapp
--------------------------------------------------------------------------------
Jack L. Rivkin
--------------------------------------------------------------------------------
Peter E. Sundman
--------------------------------------------------------------------------------


A = None  B = $1-$10,000  C = $10,000-$50,000  D = $50,000-$100,000
E = over $100,000



      The following table shows the aggregate dollar range that each Fund Trustee held in all the funds in the Neuberger Berman Fund Family as of December 31, 2006.

--------------------------------------------------------------------------------
                                     AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                     IN ALL REGISTERED INVESTMENT COMPANIES
                                     OVERSEEN BY TRUSTEE IN FAMILY OFINVESTMENT
NAME OF TRUSTEE                      COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
--------------------------------------------------------------------------------
John Cannon
--------------------------------------------------------------------------------
Faith Colish
--------------------------------------------------------------------------------
C. Anne Harvey
--------------------------------------------------------------------------------
Robert A. Kavesh
--------------------------------------------------------------------------------
Michael M. Knetter
--------------------------------------------------------------------------------
Howard A. Mileaf
--------------------------------------------------------------------------------
George W. Morriss
--------------------------------------------------------------------------------
Edward I. O'Brien
--------------------------------------------------------------------------------
William E. Rulon
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                     AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                     IN ALL REGISTERED INVESTMENT COMPANIES
                                     OVERSEEN BY TRUSTEE IN FAMILY OFINVESTMENT
NAME OF TRUSTEE                      COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
--------------------------------------------------------------------------------
Cornelius T. Ryan
--------------------------------------------------------------------------------
Tom D. Seip
--------------------------------------------------------------------------------
Candace L. Straight
--------------------------------------------------------------------------------
Peter P. Trapp
--------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Jack L. Rivkin
--------------------------------------------------------------------------------
Peter E. Sundman
--------------------------------------------------------------------------------
   * Valuation as of December 31, 2006.



Independent Fund Trustees Ownership of Securities
-------------------------------------------------

      No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity, Lehman Brothers Asset Management or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

      Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. NB Management serves as the Portfolios' investment manager pursuant to a management agreement with Master Trust, on behalf of the Portfolios, dated as of December 23, 2004 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in all the Portfolios on December 23, 2004.

      The Management Agreement provides in substance that NB Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Portfolios through associated persons of NB Management. The
Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although NB Management has no current plans to pay a material amount of such compensation.

      NB Management has sub-contracted certain of its responsibilities under the Management Agreement to Lehman Brothers Asset Management, which is responsible for the day-to-day investment management of the Funds; NB Management is responsible for overseeing the investment activities of Lehman Brothers Asset Management with respect to its management of the Funds.

      Under the Management Agreement, NB Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Master Trust who are officers, directors, or employees of NB Management. Two persons who are directors and officers and five persons who are officers of NB Management (all of whom are officers of Neuberger Berman), presently serve as trustees and/or officers of the Trusts. See "Trustees and Officers." Each Portfolio pays NB Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.


      NB Management provides similar facilities, services, and personnel to each Fund pursuant to an administration agreement with the Trust, dated December 23, 2004 (the "Administration Agreement"). For such administrative services, each Fund pays NB Management a fee based on the Fund's average daily net assets, as described in the Prospectus.


      Under the Administration Agreement, NB Management also provides to each Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. NB Management provides the direct shareholder services specified in the
Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

      From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

Management and Administration Fees
----------------------------------


      For investment management services, each Portfolio pays NB Management a fee at the annual rate of 0.08% of average daily net assets of each Portfolio.


      NB Management provides administrative services to each Fund that include furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, each Fund pays NB Management at the annual rate of 0.05% of that Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Board of Trustees, including a majority of the Independent Fund Trustees, and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent NB Management may subcontract to third parties, including investment providers, some of its responsibilities to that Fund under the Administration Agreement and may compensate such third parties, including investment providers, broker-dealers, banks, third-party administrators and other institutions, that provide such services. (A portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by the Funds; see "Distribution Arrangements" below.)

      Each Fund accrued management and administration fees of the following amounts (before any reimbursement of the Funds, described below) for the fiscal periods ended March 31:


                                 Management and Administration Fees
                                 ----------------------------------
                                      Accrued for Fiscal Years
                                      ------------------------
                                           Ended March 31
                                           --------------
                             2007          2006             2005
                             ----          ----             ----
INSTITUTIONAL LIQUIDITY                  $297,887          $41,012*
PRIME MONEY                            $1,346,347         $186,100**


* For the period from December 30, 2004 (commencement of operations) to March 31, 2005.
** For the period from December 27, 2004 (commencement of operations) to March 31, 2005.

      Each Fund indirectly received management fee waivers of the following amounts for the fiscal periods ended March 31:


                                    2007          2006           2005
                                    ----          ----           ----
INSTITUTIONAL LIQUIDITY                         $39,754         $5,469*
PRIME MONEY                                    $179,582        $24,784**


* For the period from December 30, 2004 (commencement of operations) to March 31, 2005.
** For the period from December 27, 2004 (commencement of operations) to March 31, 2005.




Contractual Fee Cap
-------------------

      NB Management has undertaken to forgo current payment of certain fees or provide certain reimbursements of Fund expenses, as described below. With respect to any Fund, the appropriateness of any such undertaking is determined on a fund-by-fund basis.

      NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of each Fund so that the total operating expenses of each Fund (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to [0.15]% of average daily net assets of each Fund. This undertaking lasts until [March 31, 2009]. Each Fund has contractually undertaken to repay NB Management for the fees and excess expenses forgone and/or paid by NB Management, provided the repayments do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of [0.15]% of its average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.

      For the fiscal year ended March 31, 2007, March 31, 2006 and the fiscal period ended March 31, 2005, NB Management reimbursed the Funds the following amounts of expenses:

                                     2007           2006          2005
                                     ----           ----          ----
INSTITUTIONAL LIQUIDITY                           $193,993       $60,865*
PRIME MONEY                                       $462,072       $68,720**


* For the period from December 30, 2004 (commencement of operations) to March 31, 2005.
** For the period from December 27, 2004 (commencement of operations) to March 31, 2005.

      The Management Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of NB Management or the Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and
(2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in that Portfolio. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

      The Management Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Adviser
-----------


      NB Management retains Lehman Brothers Asset Management, 399 Park Avenue, New York, NY 10022, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated December 23, 2004, and an assignment and assumption agreement dated December 15, 2006 ("Sub-Advisory Agreement").


      Pursuant to the Sub-Advisory Agreement, NB Management has delegated responsibility for the Portfolios' day-to-day management to Lehman Brothers Asset Management. The Sub-Advisory Agreement provides in substance that Lehman Brothers Asset Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Sub-Advisory Agreement permits Lehman Brothers Asset Management to effect securities transactions on behalf of the Portfolios through associated persons of Lehman Brothers Asset Management. The Sub-Advisory Agreement also specifically permits Lehman Brothers Asset Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although Lehman Brothers
Asset Management has no current plans to pay a material amount of such compensation.

     The Sub-Advisory Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreements are subject to termination, without penalty, with respect to each Fund by Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Lehman Brothers Asset Management on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Fund if they are assigned or if the Management Agreement terminates with respect to that Fund.

      Most money managers that come to the Lehman Brothers organization have at least fifteen years experience. Lehman Brothers Asset Management and NB Management employ experienced professionals that work in a competitive environment.

Investment Companies Managed
----------------------------



      The investment decisions concerning the Portfolios and the other registered investment companies managed by NB Management or Lehman Brothers Asset Management (collectively, "Other Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other Funds differ from the Funds. Even where the investment objectives are similar, however, the methods used by the Other Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management or Lehman Brothers Asset Management have varied from one another in the past and are likely to vary in the future.

      There may be occasions when a Portfolio and one or more of the Other Funds or other accounts managed by NB Management or Lehman Brothers Asset Management are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Funds' having their advisory arrangements with NB Management and Lehman Brothers Asset Management outweighs any disadvantages that may result from contemporaneous transactions.

      The Portfolios are subject to certain limitations imposed on all advisory clients of NB Management and Lehman Brothers Asset Management (including the Portfolios, the Other Funds, and other managed accounts) and personnel of NB Management and Lehman Brothers Asset Management and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management and Lehman Brothers Asset Management that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics
---------------


      The Funds, NB Management and Lehman Brothers Asset Management have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Funds. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.


Management and Control of NB Management and Lehman Brothers Asset Management
----------------------------------------------------------------------------


      NB Management and Lehman Brothers Asset Management are wholly owned by Lehman Brothers Holdings Inc., a publicly-owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management, are: Kevin Handwerker, Jeffrey B. Lane, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust. The directors, officers and/or employees of Lehman Brothers Asset Management who are deemed "control persons," all of whom have offices at the same address as Lehman Brothers Asset Management, are: Joseph Amato, Richard W. Knee, Lori A. Loftus and Bradley C. Tank.


      Lehman Brothers Holdings Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc. maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.

                           DISTRIBUTION ARRANGEMENTS

Distributor
-----------

      NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares. The shares of each Fund are offered on a no-load basis.

      In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

      For each Fund's shares, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of its shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by NB Management, Neuberger Berman or Lehman Brothers Asset Management.

      The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution and Service Agreement ("Distribution Agreement"). The Distribution Agreement continues until October 31, 2006. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and
(2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreement.

      The Trust, on behalf of each Fund, has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan") which, among other things, permits the Funds to pay NB Management fees for its services related to the sales and distribution of shares and provide ongoing services to holders of those shares. Under the Distribution Plan, the Funds pay NB Management a certain annual percentage rate of its average daily net assets. No fees are currently contemplated for the Funds, however, upon Board approval, the Funds may pay up to a maximum of 0.15%. Payments with respect to a Fund are made only from assets attributable to that Fund. NB Management may pay up to the full amount of the distribution fee it receives to broker-dealers, banks, third-party administrators and other institutions that support the sale and distribution of shares or provide services to the Funds and its shareholders. The fee paid to such institutions is based on the level of such services provided. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses. The amount of fees paid by each Fund during any year may be more or less than the cost of distribution and other services provided to that Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Distribution Plan complies with these rules.

      The Distribution Plan requires that NB Management provide the Fund Trustees, for their review, a quarterly written report identifying the amounts expended by each Fund and the purposes for which such expenditures were made.

      Prior to approving the Distribution Plan, the Fund Trustees considered various factors relating to the implementation of the Distribution Plan and determined that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their shareholders. To the extent the Distribution Plan allows the Funds to penetrate markets to which they would not otherwise have access, the Distribution Plan may result in additional sales of Fund shares; this, in turn, may enable the Funds to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by institutions with which shareholders have an existing relationship.

      The Distribution Plan continues for one year from the date of its execution. The Distribution Plan is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually
(1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Distribution Plan ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Distribution Plan may not be amended to increase materially the amount of fees paid by any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the Fund and by the Fund Trustees in the manner described above. A Distribution Plan is terminable with respect to a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares of the Fund.

      From time to time, one or more of the Funds may be closed to new investors. Because the Distribution Plan pays for ongoing shareholder and account services, the Board may determine that it is appropriate for a Fund to continue paying a 12b-1 fee, even though the Fund is closed to new investors.


      NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the Funds) to certain brokers, dealers, or other financial intermediaries ("Financial Intermediaries") in connection with the sale, distribution, retention and/or servicing of Fund shares ("revenue sharing payments").

      Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary's financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

      In addition, NB Management may pay for: placing the Funds on the Financial Intermediary's sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Funds; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Funds; explaining to clients the features and characteristics of the Funds; conducting due diligence regarding the Funds; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.

      The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the particular Fund or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

      Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary's recommendation of the Funds or of any particular share class of the Funds. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that a Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary's compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary's recommendation of a Fund.

      In addition to the compensation described above, the Funds and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts ("subaccounting fees"). Such subaccounting fees paid by the Funds may differ depending on the Fund and are designed to be equal to or less than the fees the Funds would pay to their transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary's sales activities.

      NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Funds or retain shares of the Funds in their clients' accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Funds with respect to those assets.



                        ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

      Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for each Fund and its corresponding Portfolio is calculated by subtracting total liabilities of that Fund from total assets attributable to the Fund (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent.


      Each Fund tries to maintain a stable NAV of $1.00 per share. Each Portfolio values securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium. Each Portfolio and each corresponding Fund calculates its NAV as of 5 p.m. Eastern time, on each day the New York Stock Exchange ("NYSE") and the Federal Reserve Wire System ("Federal Reserve") are open ("Business Day").


      If there is no reported sale of a security on a particular day, the security is valued at the mean between its closing bid and asked prices on that day. The Portfolio values all other securities and assets, including restricted securities, by a method that the Fund Trustees believe accurately reflects fair value.

      If NB Management believes that the price of a security obtained under a Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the Fund Trustees believe accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.


Financial Intermediaries
------------------------

      The Funds have authorized one or more Financial Intermediaries to receive purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Funds' behalf. A Fund will be deemed to have received a purchase and redemption order when a Financial Intermediary or its designee receives the order. Purchase and redemption orders will be priced at the next share price to be calculated after the order has been "accepted" as defined in the Funds' prospectuses.


                        ADDITIONAL EXCHANGE INFORMATION

      As more fully set forth in the section of the Prospectus entitled "Shareholder Services -- Exchange Privilege," shareholders may redeem a Fund's shares and invest the proceeds in shares of the other Lehman Brothers Funds described herein, provided that the minimum investment requirements of the other fund(s) are met. See the section of the Prospectus entitled "Shareholder Services -- Exchange Privilege" for the minimum amount required for an exchange.

      The Funds described herein may terminate or modify their exchange privileges in the future.

      Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes, and, dependingon the circumstances, a short- or long-term capital gain or loss may be realized.

      There can be no assurance that any Fund herein, each of which is a money market fund that seeks to maintain a constant purchase and redemption share price of $1.00, will be able to maintain that price. An investment in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

                       ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

      The right to redeem Fund shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when the NYSE, bond market, or Federal Reserve closes early, (4) when an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or fairly to determine the value of its net assets, (5) when redemption requests are received after 3:30 p.m. Eastern time (may postpone redemption request until the next Business
Day) or (6) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (4) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first Business Day after termination of the suspension.


      Each Portfolio and each corresponding Fund prices its shares as of 5 p.m. Eastern time on each Business Day. When the Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.


Redemptions in Kind
-------------------

      Each Fund reserves the right, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.

                       DIVIDENDS AND OTHER DISTRIBUTIONS


      Each Fund distributes to its shareholders substantially all of its net investment income (after deducting its expenses), and any net capital gains (both long-term and short-term) it earns or realizes (including, in each case, its proportionate share of its corresponding Portfolio's net investment income and gains). A Portfolio's net investment income consists of all income accrued on its assets less accrued expenses but does not include capital gains and losses. Net investment income and net gains and losses are reflected in each Portfolio's NAV (and hence, its corresponding Fund's NAV) until they are distributed. Each Portfolio and each corresponding Fund normally calculates their net investment income and NAV per share as of 5:00 p.m. Eastern time on each Business Day.

      Income dividends are declared daily at approximately 4:00 p.m. Eastern time, on each Business Day; dividends declared for each month are paid on the last Business Day of the month. Fund shares begin earning income dividends on the Business Day on which the proceeds of the purchase order are converted to "federal funds" and continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital gains, if any, normally are paid once annually, in December.

      Each Portfolio's income dividends  are  based  on  its estimated daily net
income.   To  the  extent  actual  income  differs  from  the estimated  amount, adjustments will be made to the following business day's income dividends.


      Each Fund's dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of a Lehman Brothers Fund, designated in the shareholder's account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.

      A shareholder's cash election with respect to any Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver a Fund's mailings to a shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

      Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Funds
---------------------

      To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended, each Fund -- which is treated as a separate corporation for federal tax purposes -- must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and the excess of net short-term capital gain over net long-term capital loss, all determined without regard to any deduction for dividends paid), and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

      By qualifying for treatment as a RIC, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to its shareholders. If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (taxable as ordinary income, except the part thereof that is "qualified dividend income," which is taxable for individual shareholders at the rate for net capital gain - a maximum of 15%) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

      Series of other registered investment companies that previously invested in master-feeder structures and were managed by NB Management received rulings from the Internal Revenue Service ("Service") that each series thereof, as an investor in its corresponding master portfolio, would be deemed to own a proportionate share of the portfolio's assets, and to earn a proportionate share of the portfolio's income, for purposes of determining whether the series satisfies all of the requirements described above to qualify as a RIC. Although the Funds may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusion apply to the Funds as well.

      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the Excise Tax.

      See the next section for a discussion of the tax consequences to a Fund of distributions to it from a Portfolio, investments by the Portfolio in certain securities, and certain other transactions engaged in by the Portfolio.

Taxation of the Portfolios
--------------------------

      Series of other registered investment companies that previously invested in master-feeder structures and were managed by NB Management received rulings from the Service to the effect that, among other things, each master portfolio would be treated as a separate partnership for federal income tax purposes and would not be a "publicly traded partnership." Although the Portfolios may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusion apply to the Portfolios as well. As a result, no

Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.

      Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

      Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that
(1) gain will  be  recognized  to  the  extent  any distributed cash exceeds the
Fund's  basis  for  its  interest  in  the  Portfolio before  the  distribution,
(2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables the Portfolio holds, and (3) loss may be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

      Interest a Portfolio receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Taxation of the Funds' Shareholders
-----------------------------------

      Each Fund is required to withhold 28% of all dividends payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number or who otherwise are subject to backup withholding.

      The income dividends each Fund pays to a non-resident alien individual or foreign corporation (i.e., a non-U.S. person) generally are subject to a 30% (or lower treaty rate) federal withholding tax ("withholding tax"). Pursuant to the American Jobs Creation Act of 2004, Fund distributions that are (1) made to a beneficial owner of its shares that certifies that it is a non-U.S. person, with certain exceptions, (2) attributable to the Fund's (including its share of the Portfolio's) "qualified net interest income" and/or short-term capital gain, and
(3) with respect to a taxable year beginning after December 31, 2004, and before January 1, 2008, are exempt from withholding tax.

                        VALUATION OF PORTFOLIO SECURITIES

      Each Portfolio relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to enable its corresponding Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Portfolios' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Funds, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in either of these Funds, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                             PORTFOLIO TRANSACTIONS

      Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Portfolios typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

      In effecting securities transactions, each Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Portfolio plans to continue to use Neuberger Berman and/or Lehman Brothers, Inc. ("Lehman Brothers") as its broker where, in the judgment of Lehman Brothers Asset Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund's knowledge, no affiliate of the Portfolios receive give-ups or reciprocal business in connection with its securities transactions.


      During the fiscal year ended March 31, 2007, Money Market Master Series acquired securities of the following of its "regular brokers or dealers": [ ]. At March 31, 2007, that Portfolio held the securities of its "regular brokers or
dealers" with an aggregate value as follows: [         ].

      During the fiscal year ended March 31, 2007,  Prime Master Series acquired
securities of the following of its "regular  brokers or dealers":  [       ]. At
March 31, 2007, that  Portfolio  held the  securities of its "regular brokers or
dealers" with an aggregate value as follows: [            ].


      The Portfolios may, from time to time, loan portfolio securities to Neuberger Berman and Lehman Brothers and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Portfolio to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Portfolio will be made on terms at least as favorable to the Portfolio as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Portfolios. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

      The use of Neuberger Berman and Lehman Brothers as brokers for each Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

      Under the 1940 Act, commissions paid by a Portfolio to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Portfolio's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Portfolio and (2) at least as favorable as those charged by other brokers having comparable execution capability in Lehman Brothers Asset Management's judgment. The Portfolios do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

      A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Funds and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers effect brokerage transactions for the Funds must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

      To ensure that accounts of all investment clients, including a Portfolio, are treated fairly in the event that Neuberger Berman or Lehman Brothers receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman and Lehman Brothers may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

      Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of a Portfolio. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Portfolio cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Portfolios participate in.

Portfolio Holdings Disclosure Policy
------------------------------------


      The  Portfolios  prohibit   the  disclosure  of  information  about  their
portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the
Portfolios, rating and ranking organizations, and affiliated persons of the respective Portfolio or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Portfolio's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").


      NB Management and the Portfolios have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Portfolios with a specific business reason to know the portfolio holdings of a Portfolio (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Portfolios prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

      Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Portfolio by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Portfolios or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Portfolios or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

      Neither the Portfolios, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Portfolios' Chief Compliance Officer, the Board of Directors reviews the Portfolios' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

      Pursuant to Codes of Ethics adopted by the Portfolios, NB Management and Lehman Brothers Asset Management ("Code"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Portfolios except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Portfolios' shareholders. The Codes also prohibit any person associated with the Portfolios, NB Management or Lehman Brothers Asset Management, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Portfolios from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients
--------------------------------------

      The Portfolios currently have ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:


      STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). Each Portfolio has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, each Portfolio employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to each Portfolio's activities and supplies each Portfolio with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Portfolio which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Portfolio, except with such Portfolio's written consent. State Street receives reasonable compensation for its services and expenses as custodian.


      SECURITIES LENDING AGENT. One or more of the Portfolios may enter into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive the Portfolio's portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to a Portfolio's operations that is designated by that Portfolio as confidential will be protected from unauthorized use and disclosure by the principal borrower. Each Portfolio participating in the agreement pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. Each Portfolio also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

      OTHER THIRD-PARTY SERVICE PROVIDERS TO THE PORTFOLIOS. The Portfolios may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Portfolios who require access to this information to fulfill their duties to the Portfolios. In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

      RATING, RANKING AND RESEARCH AGENCIES. Each Portfolio sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for each Portfolio. Each Portfolio provides its complete portfolio holdings to: Vestek each day and Lipper, a Reuters company on the second business day of each month. Each Portfolio also provides its complete month-end portfolio holdings to Data Communiqu{e'} International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of each Portfolio's top 10 holdings. No compensation is received by any Portfolio, NB Management, Neuberger Berman or any other person in connection with the disclosure of this information. NB Management either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep each Portfolio's portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for each Portfolio.

Expense Offset Arrangement
--------------------------


      Each Portfolio also has an expense offset arrangement in connection with its custodian contract. For the fiscal year ended March 31, 2007, the impact of this arrangement was a reduction of expenses as follows for each Fund:

        ---------------------------------------------------------
        FUNDS                             AMOUNT OF REDUCTION OF
                                                EXPENSES
        ---------------------------------------------------------
        Institutional Liquidity
        ---------------------------------------------------------
        Prime Money
        ---------------------------------------------------------


Proxy Voting
------------

      The Board has delegated to NB Management the responsibility to vote proxies related to the securities held in the Portfolios. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

      NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of its advisory clients for whom NB Management has voting authority, including the Funds. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.


      NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Glass, Lewis & Co. ("Glass Lewis") to vote proxies in accordance with NB Management's voting guidelines.

      NB Management's guidelines adopt the voting recommendations of Glass Lewis. NB Management retains final authority and fiduciary responsibility for proxy voting. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

      In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

      If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.


      Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                             REPORTS TO SHAREHOLDERS

      Shareholders of each Fund will receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firms for the Funds. Each Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Funds
---------

      Each Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated as of October 1, 2004. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has three separate operating series (the Funds). The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


      On December 15, 2006, Lehman Brothers Institutional Liquidity Cash Management Funds changed its name from "Lehman Brothers Institutional Liquidity Series". On December 15, 2006, each of Cash Management Money Market Portfolio, Cash Management Prime Portfolio and Cash Management Treasury Portfolio changed its name from Lehman Brothers Institutional Liquidity Fund, Lehman Brothers Prime Money Fund and Lehman Brothers U.S. Treasury Fund, respectively.


        DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

      SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Funds. The Fund Trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote at the meeting.

      CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

The Portfolios
--------------

      Each Portfolio is a separate operating series of the Master Trust, a Delaware statutory trust organized as of October 1, 2004. The Master Trust is registered under the 1940 Act as a diversified, open-end management investment company and has three separate portfolios (including the Portfolios). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.


      On December 15, 2006, each of Money Market Master Series, Prime Master Series, and Treasury Master Series changed its name from Institutional Liquidity Portfolio, Prime Portfolio and U.S. Treasury Portfolio, respectively.


      FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." Each Portfolio, which has the same investment objective, policies, and limitations as the Fund that invests in it, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

      Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio.

      Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any Fund that invests in a Portfolio is available from NB Management by calling 800-877-9700.

      The Fund Trustees believe that investment in a Portfolio by other potential investors in addition to the Funds may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in a Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

      Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the Fund Trustees determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the Fund Trustees. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If a Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from a Portfolio, the Fund Trustees would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

      INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of Portfolio investors, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.

      CERTAIN PROVISIONS. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of the Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Master Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Master Trust or Portfolio and provides for indemnification out of Master Trust or Portfolio property of any shareholder nevertheless held personally liable for Master Trust or Portfolio obligations, respectively, merely on the basis of being a shareholder.


      OTHER. For Portfolio shares that can be bought, owned and sold through an intermediary, a client of an intermediary may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the intermediary or if the intermediary no longer has a contract with NB Management to perform services. Depending on the policies of the intermediary involved, an investor may be able to transfer an account from one intermediary to another.


                          CUSTODIAN AND TRANSFER AGENT


      Each Fund and Portfolio has selected State Street, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Lehman Brothers Institutional Liquidity Cash Management Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


      Cash Management MONEY MARKET Portfolio and its corresponding portfolio, Money Market Master Series, has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the Independent Registered Public Accounting Firm that will audit its financial statements. Cash Management PRIME Portfolio and Cash Management TREASURY Portfolio and their corresponding portfolios, Prime Master Series and Treasury Master Series, respectively, have selected Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA, 19103, as the Independent Registered Public Accounting Firm that will audit their financial statements.


                                 LEGAL COUNSEL


      The Trusts have selected Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, NW, Washington, DC 20006-1600, as their legal counsel.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


      As of [          ], 2007, the  following  are  all  of  the beneficial and
record owners of more than five percent of Cash Management MONEY MARKET Portfolio and Cash Management PRIME Portfolio. Cash Management TREASURY Portfolio has not yet commenced operations as of the date of this SAI. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.





FUND                            NAME & ADDRESS                  PERCENT OWNED



                             REGISTRATION STATEMENT

      This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds and Portfolios.

      Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS


      The following financial statements and related documents are incorporated herein by reference from the Funds' Annual Report to shareholders for the fiscal year ended March 31, 2007:

            The audited financial statements of Cash Management MONEY MARKET Portfolio (formerly, Lehman Brothers Institutional Liquidity Fund) and Money Market Master Series (formerly, Institutional Liquidity Portfolio), notes thereto, and the reports of Ernst & Young LLP, Independent Registered Public Accounting Firm, with respect to such audited financial statements.

            The audited financial statements of Cash Management PRIME Portfolio (formerly, Lehman Brothers Prime Money
            Fund) and Prime Master Series (formerly, Prime Portfolio), notes thereto, and the reports of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm, with respect to such audited financial statements.

                                                                      Appendix A

                RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

      S&P CORPORATE BOND RATINGS:
      ---------------------------

      AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

      A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

      BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      CI - The rating CI is reserved for income bonds on which no interest is being paid.

      D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

      MOODY'S CORPORATE BOND RATINGS:
      -------------------------------

      Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

      A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      Baa  -  Bonds  which  are  rated  Baa   are  considered  as  medium  grade
obligations;  i.e.,  they  are  neither  highly protected  nor  poorly  secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

      FITCH CORPORATE BOND RATINGS:
      -----------------------------

       THE FOLLOWING DESCRIPTIONS OF FITCH'S LONG-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY FITCH'S IBCA INVESTORS SERVICE.

      AAA - Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

      AA - Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      A - High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

      BBB - Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions is more likely to impair this capacity. This is the lowest investment-grade category.

      BB - Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

      B - Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

      CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

      DDD, DD, D - Default. Entities rated in this category have defaulted on some or all of their obligations. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90% and 'D' the lowest recovery potential, i.e., below 50%.

      PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

      DBRS CORPORATE BOND RATINGS:
      ----------------------------

      THE FOLLOWING DESCRIPTIONS OF DBRS SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY DOMINION BOND RATING SERVICE.

      AAA - Long-term debt rated AAA is considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest.

      AA - Long-term debt rated AA is considered to be of superior credit quality, and protection of interest and principal is considered high. In many cases, debt rated AA differs from debt rated AAA only to a small degree.

      A - Long-term debt rated A is considered to be of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated securities.

      BBB - Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

      BB - Long-term debt rated BB is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

      B - Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

      CCC,CC,C - Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

      D - A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

      HIGH OR LOW - The ratings above may be modified by the addition of "high" or "low" to show relative standing within the major categories. The absence of either indicates the rating is in the "middle" of a category. The AAA and D categories do not utilize "high", "middle", and "low" as differential grades.

      S&P COMMERCIAL PAPER RATINGS:
      -----------------------------

      A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

      MOODY'S COMMERCIAL PAPER RATINGS:
      ---------------------------------

      Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

-     Leading market positions in well-established industries.

-     High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

      FITCH COMMERCIAL PAPER RATINGS:
      -------------------------------

      THE FOLLOWING DESCRIPTIONS OF FITCH SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY FITCH'S IBCA INVESTORS SERVICE.

      F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

      F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.


      DBRS COMMERCIAL PAPER RATINGS:
      ------------------------------

      THE FOLLOWING DESCRIPTIONS OF DBRS SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY DOMINION BOND RATING SERVICE.

      R-1 (HIGH) - Commercial paper rated R-1 (high) is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due.

      R-1 (MIDDLE) - Commercial paper rated R-1 (middle) is of superior credit quality and, in most cases, are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

                                     PART C

                                OTHER INFORMATION

Item 23.     Exhibits
-------      --------

(a)  (1)     Amended and Restated Certificate of Trust. (Filed herewith)

     (2)(i) Amended and Restated Trust Instrument. (To be filed by subsequent amendment)

     (2)(ii) Amended Schedule A to the Trust Instrument. (To be filed by subsequent amendment)

(b)  Amended and Restated By-Laws.  (To be filed by subsequent amendment)

(c)  Trust  Instrument  Articles  IV, V, and VI and By-Laws  Articles V, VI, and
     VIII.

(d)  (1)(i)  Management Agreement between Institutional Liquidity Trust and
             Neuberger Berman Management Inc. ("NB Management"). (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333- 120167 and 811-21648, filed on December 23, 2004)

     (1)(ii) Amended Schedule A listing the current series of Institutional Liquidity Trust subject to the Management Agreement. (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registration statement of Lehman Brothers Institutional Liquidity Funds, File Nos. 333-122847 and 811-21715, filed December 15, 2006)

     (2)(i) Investment Advisory Agreement between NB Management and Lehman Brothers Asset Management, Inc. with respect to Money Market Master Series, Prime Master Series and Treasury Master Series. (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-120167 and 811-21648, filed on December 23, 2004)

     (2)(ii) Assignment and Assumption Agreement between NB Management and Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management"). (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registration statement of Lehman Brothers Institutional Liquidity Funds, File Nos. 333-122847 and 811-21715, filed December 15, 2006)

(e)  (1)(i)  Distribution and Services Agreement between Registrant and NB
             Management (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-120167 and 811-21648, filed on December 23, 2004)

     (1)(ii) Amended Schedule A to the Distribution and Services Agreement between Registrant and NB Management. (To be filed by subsequent amendment)

(f)  Bonus, Profit Sharing  Contracts.  (Not applicable)

(g) Custodian Contract Between Registrant and State Street Bank and Trust Company. (Incorporated by Reference to Post-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-120167 and 811-21648, filed on July 29, 2005)

(h)  (1)     Transfer Agency and Service Agreement between Registrant and State
             Street Bank and Trust Company. (Incorporated by Reference to
             Post-Effective Amendment No. 2 to the Registrant's Registration
             statement, File Nos. 333-120167 and 811- 21648, filed on July 28,
             2006)

     (2)(i) Administration Agreement between Registrant and NB Management. (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-120167 and 811-21648, filed on December 23, 2004)

     (2)(ii) Amended Schedule A to the Administration Agreement between Registrant and NB Management. (To be filed by subsequent amendment)

     (3) Fee Waiver Contract with respect to Shares of Cash Management Money Market Portfolio, Cash Management Prime Portfolio and Cash Management Treasury Portfolio. (Incorporated by Reference to Post-Effective Amendment No. 2 to the Registrant's Registration statement, File Nos. 333-120167 and 811-21648, filed on July 28,
             2006)

(i) Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP with respect to legality of securities being registered. (To be filed by subsequent amendment)

(j)  (1)     Consent of Ernst & Young LLP, Independent Registered Public
             Accounting Firm. (To be filed by subsequent amendment)

     (2) Consent of Tait, Weller & Baker, Independent Registered Public Accounting Firm. (To be filed by subsequent amendment)

(k)  Financial Statements Omitted from Prospectus.  (Not applicable)

(l) Letter of Investment Intent. (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-120167 and 811-21648, filed on December 23, 2004)

(m)  (1)(i)  Plan Pursuant to Rule 12b-1 with respect to Institutional Class shares of Registrant. (Incorporated by Reference to Pre- Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-120167 and 811-21648, filed on December 23, 2004)

     (1)(ii) Amended Schedule A to the Plan Pursuant to Rule 12b-1 with Respect to Institutional Class shares of Registrant. (To be filed by subsequent amendment)

(n) Plan Pursuant to Rule 18f-3 under the 1940 Act. (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-120167 and 811-21648, filed on December 23, 2004)

(o)  (1)     Powers of Attorney for Registrant.  (Filed  herewith)

     (2) Powers of Attorney for Institutional Liquidity Trust. (Filed herewith)

(p)  (1)     Code of Ethics for Registrant and NB Management. (Incorporated by
             Reference to Pre-Effective Amendment No. 1 to the Registrant's
             Registration statement, File Nos. 333-120167 and 811-21648, filed on December 23, 2004)

     (2) Code of Ethics for Lehman Brothers Asset Management. (Incorporated by Reference to the Registrant's initial Registration statement, File Nos. 333-120167 and 811-21648 filed on November 2, 2004)

Item 24.  Persons Controlled By or Under Common Control with Registrant.
-------   -------------------------------------------------------------

     No person is controlled by or under common control with the Registrant.

Item 25.  Indemnification.
-------   ---------------

     A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that "every person who is, or has been, a Trustee or an officer, employee or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof...". Indemnification will not be provided to a person adjudicated by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

     Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

     Section 9 of the Management Agreement between NB Management and Institutional Liquidity Trust (the "Master Trust") provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Master Trust at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed
(i) to protect NB Management against any liability to the Master Trust or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Master Trust against any liability to the Master Trust or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Master Trust.

     Section 6 of the Investment Advisory Agreement between NB Management and Lehman Brothers Asset Management, with respect to the Master Trust or any series thereof, provides that neither Lehman Brothers Asset Management nor any director, officer or employee of Lehman Brothers Asset Management performing services for any series of the Master Trust shall be liable for any error of judgment or mistake of law or for any loss suffered by NB Management or the Master Trust or a series thereof in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under the Agreement.

     Section 12 of the Administration Agreement between the Registrant and NB Management on behalf of each series of the Registrant provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of this Agreement with respect to such series; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement with respect to such series; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Registrant with respect to such series; PROVIDED, that NB Management shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management or that of its employees, agents or contractors. Before confessing any claim against it which may be subject to indemnification by a series under the Agreement, NB Management shall give such series reasonable opportunity to defend against such claim in its own name or in the name of NB Management. Section 14 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

     Section 14 of the Distribution and Services Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a class of a series for the performance of the Agreement by the Registrant on behalf of such series, and neither the Shareholders, the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933,as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue. The Registrant also maintains Directors and Officers Insurance.

Item 26.  Business and Other Connections of Investment Adviser and Sub-Adviser.
-------   --------------------------------------------------------------------

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                    BUSINESS AND OTHER CONNECTIONS
----                    ------------------------------

Ann H. Benjamin         Portfolio Manager, High Income Bond Portfolio, a series
Vice President,         of Neuberger Berman Advisers Management Trust; Portfolio
NB Management           Manager, Lehman Brothers High Income Bond Fund and
                        Lehman Brothers Strategic Income Fund, each a series of
                        Neuberger Berman Income Funds; Portfolio Manager,
                        Neuberger Berman Income Opportunity Fund Inc.

Michael L. Bowyer       Associate Portfolio Manager, Neuberger Berman Genesis
Vice President,         Fund, a series of Neuberger Berman Equity Funds.
NB Management

NAME                    BUSINESS AND OTHER CONNECTIONS
----                    ------------------------------

Claudia A. Brandon      Vice President, Neuberger Berman, LLC since 2002;
Vice President/Mutual   Employee, Neuberger Berman, LLC since 1999; Secretary,
Fund Board Relations    Neuberger Berman Advisers Management Trust; Secretary,
and Assistant           Neuberger Berman Equity Funds; Secretary, Neuberger
Secretary,              Berman Income Funds; Secretary, Neuberger Berman Real
NB Management.          Estate Income Fund Inc.; Secretary, Neuberger Berman
                        Intermediate Municipal Fund Inc.; Secretary, Neuberger
                        Berman New York Intermediate Municipal Fund Inc.;
                        Secretary, Neuberger Berman California Intermediate
                        Municipal Fund Inc.; Secretary, Neuberger Berman Realty
                        Income Fund Inc.; Secretary, Neuberger Berman Income
                        Opportunity Fund Inc.; Secretary, Neuberger Berman Real
                        Estate Securities Income Fund Inc.; Secretary, Neuberger
                        Berman Dividend Advantage Fund Inc.; Secretary,
                        Neuberger Berman Institutional Liquidity Cash Management
                        Funds; Secretary, Lehman Brothers Institutional
                        Liquidity Series; Secretary, Institutional Liquidity
                        Trust; Secretary, Lehman Brothers Reserve Liquidity
                        Funds; Secretary, Lehman Brothers Institutional
                        Liquidity Funds.

Steven R. Brown         Managing Director, Neuberger Berman, LLC; Portfolio
Vice President,         Manager, Neuberger Berman Real Estate Income Fund Inc.;
NB Management.          Portfolio Manager, Neuberger Berman Realty Income Fund
                        Inc.; Portfolio Manager, Neuberger Berman Income
                        Opportunity Fund Inc.; Portfolio Manager, Neuberger
                        Berman Real Estate Securities Income Fund Inc.;
                        Portfolio Manager, Neuberger Berman Dividend Advantage
                        Fund Inc.; Portfolio Manager, Neuberger Berman Real
                        Estate Fund, a series of Neuberger Berman Equity Funds;
                        Portfolio Manager, Real Estate Portfolio, a series of
                        Neuberger Berman Advisers Management Trust; Portfolio
                        Manager, Lehman Brothers Strategic Income Fund, a series of Neuberger Berman Income Funds.

David H. Burshtan       Portfolio Manager, Neuberger Berman Millennium Fund, a
Vice President,         series of Neuberger Berman Equity Funds.
NB Management.

Lori B. Canell          Managing Director, Neuberger Berman, LLC; Portfolio
Vice President,         Manager, Neuberger Berman California Intermediate
NB Management.          Municipal Fund Inc.; Portfolio Manager, Neuberger Berman
                        Intermediate Municipal Fund Inc.; Portfolio Manager,
                        Neuberger Berman New York Intermediate Municipal Fund
                        Inc.; Portfolio Manager, Lehman Brothers Municipal
                        Securities Trust, a series of Neuberger Berman Income
                        Funds.

NAME                    BUSINESS AND OTHER CONNECTIONS
----                    ------------------------------

Robert Conti            Senior Vice President of Neuberger Berman, LLC, since
Senior Vice             2003; Vice President, Neuberger Berman, LLC, from 1999
President,              to 2003; Vice President, Neuberger Berman Income Funds;
NB Management.          Vice President, Neuberger Berman Equity Funds; Vice
                        President, Neuberger Berman Advisers Management Trust;
                        Vice President, Neuberger Berman Real Estate Income Fund
                        Inc.; Vice President, Neuberger Berman Intermediate
                        Municipal Fund Inc.; Vice President, Neuberger Berman
                        New York Intermediate Municipal Fund Inc.; Vice
                        President, Neuberger Berman California Intermediate
                        Municipal Fund Inc.; Vice President, Neuberger Berman
                        Realty Income Fund Inc.; Vice President, Neuberger
                        Berman Income Opportunity Fund Inc.; Vice President,
                        Neuberger Berman Real Estate Securities Income Fund
                        Inc.; Vice President, Neuberger Berman Dividend
                        Advantage Fund Inc.; Vice President, Neuberger Berman
                        Institutional Liquidity Series; Vice President, Lehman
                        Brothers Institutional Liquidity Cash Management Funds;
                        Vice President, Institutional Liquidity Trust; Vice
                        President, Lehman Brothers Reserve Liquidity Funds; Vice
                        President, Lehman Brothers Institutional Liquidity
                        Funds.

Robert B. Corman        Managing Director, Neuberger Berman, LLC; Portfolio
Vice President,         Manager, Neuberger Berman Focus Fund, a series of
NB Management.          Neuberger Berman Equity Funds.

Robert W. D'Alelio      Managing Director, Neuberger Berman, LLC; Portfolio
Vice President,         Manager, Neuberger Berman Genesis Fund, a series of
NB Management.          Neuberger Berman Equity Funds.

John E. Dugenske        Portfolio Manager, Balanced Portfolio and Limited
Vice President,         Maturity Bond Portfolio, each a series of Neuberger
NB Management.          Berman Advisers Management Trust; Portfolio Manager,
                        Neuberger Berman Cash Reserves, Neuberger Berman
                        Government Money Fund and Lehman Brothers Short Duration
                        Bond Fund, each a series of Neuberger Berman Income
                        Funds.

Ingrid Dyott            Vice President, Neuberger Berman, LLC; Associate
Vice President,         Portfolio Manager, Guardian Portfolio, a series of
NB Management.          Neuberger Berman Advisers Management Trust; Portfolio
                        Manager, Socially Responsive Portfolio, a series of
                        Neuberger Berman Advisers Management Trust; Associate
                        Portfolio Manager, Neuberger Berman Guardian Fund, a series of Neuberger Berman Equity Funds; Portfolio
                        Manager, Neuberger Berman Socially Responsive Fund, a series of Neuberger Berman Equity Funds.

Michael F. Fasciano     Managing Director, Neuberger Berman, LLC since March
Vice President,         2001; Portfolio Manager, Neuberger Berman Fasciano Fund,
NB Management.          a series of Neuberger Berman Equity Funds; Portfolio
                        Manager, Fasciano Portfolio, a series of Neuberger
                        Berman Advisers Management Trust.

Janet A. Fiorenza       Portfolio Manager, Lehman Brothers Municipal Money Fund,
Vice President,         National Municipal Money Fund, Lehman Brothers New York
NB Management.          Municipal Money Fund and Tax-Free Money Fund, each a
                        series of Neuberger Berman Income Funds.

NAME                    BUSINESS AND OTHER CONNECTIONS
----                    ------------------------------

William J. Furrer       Portfolio Manager, Lehman Brothers Municipal Money Fund,
Vice President,         National Municipal Money Fund, Lehman Brothers New York
NB Management.          Municipal Money Fund and Tax-Free Money Fund, each a
                        series of Neuberger Berman Income Funds.

Brian J. Gaffney        Managing Director, Neuberger Berman, LLC since 1999;
Senior Vice             Vice President, Neuberger Berman Income Funds; Vice
President,              President, Neuberger Berman Equity Funds; Vice
NB Management.          President, Neuberger Berman Advisers Management Trust;
                        Vice President, Neuberger Berman Real Estate Income Fund
                        Inc.; Vice President, Neuberger Berman Intermediate
                        Municipal Fund Inc.; Vice President, Neuberger Berman
                        New York Intermediate Municipal Fund Inc.; Vice
                        President, Neuberger Berman California Intermediate
                        Municipal Fund Inc.; Vice President, Neuberger Berman
                        Realty Income Fund Inc.; Vice President, Neuberger
                        Berman Income Opportunity Fund Inc.; Vice President,
                        Neuberger Berman Real Estate Securities Income Fund
                        Inc.; Vice President, Neuberger Berman Dividend
                        Advantage Fund Inc.; Vice President, Neuberger Berman
                        Institutional Liquidity Series; Vice President, Lehman
                        Brothers Institutional Liquidity Cash Management Funds;
                        Vice President, Institutional Liquidity Trust; Vice
                        President, Lehman Brothers Reserve Liquidity Funds; Vice
                        President, Lehman Brothers Institutional Liquidity
                        Funds.

Maxine L. Gerson        Senior Vice President, Neuberger Berman, LLC since 2002;
Secretary and           Deputy General Counsel and Assistant Secretary,
General Counsel,        Neuberger Berman, LLC since 2001; Chief Legal Officer,
NB Management.          Neuberger Berman Income Funds; Chief Legal Officer,
                        Neuberger Berman Equity Funds; Chief Legal Officer,
                        Neuberger Berman Advisers Management Trust; Chief Legal
                        Officer, Neuberger Berman Real Estate Income Fund Inc.;
                        Chief Legal Officer, Neuberger Berman Intermediate
                        Municipal Fund Inc.; Chief Legal Officer, Neuberger
                        Berman New York Intermediate Municipal Fund Inc.; Chief
                        Legal Officer, Neuberger Berman California Intermediate
                        Municipal Fund Inc.; Chief Legal Officer, Neuberger
                        Berman Realty Income Fund Inc.; Chief Legal Officer,
                        Neuberger Berman Income Opportunity Fund Inc.; Chief
                        Legal Officer, Neuberger Berman Real Estate Securities
                        Income Fund Inc.; Chief Legal Officer, Neuberger Berman
                        Dividend Advantage Fund Inc.; Chief Legal Officer,
                        Neuberger Berman Institutional Liquidity Cash Management
                        Funds; Chief Legal Officer, Lehman Brothers
                        Institutional Liquidity Series; Chief Legal Officer,
                        Institutional Liquidity Trust; Chief Legal Officer,
                        Lehman Brothers Reserve Liquidity Funds; Chief Legal
                        Officer, Lehman Brothers Institutional Liquidity Funds.

Edward S. Grieb         Senior Vice President and Treasurer, Neuberger Berman,
Treasurer and           LLC; Treasurer, Neuberger Berman Inc.
Chief Financial
Officer,
NB Management.

Michael J.              None.
Hanratty
Vice President,
NB Management.

NAME                    BUSINESS AND OTHER CONNECTIONS
----                    ------------------------------

Milu E. Komer           Associate Portfolio Manager, International Portfolio, a
Vice President,         series of Neuberger Berman Advisers Management Trust;
NB Management.          Associate Portfolio Manager, Neuberger Berman
                        International Fund, Neuberger Berman International
                        Institutional Fund and Neuberger Berman International
                        Large Cap Fund, each a series of Neuberger Berman Equity
                        Funds.

Sajjad S. Ladiwala      Associate Portfolio Manager, Guardian Portfolio and
Vice President,         Socially Responsive Portfolio, each a series of
NB Management.          Neuberger Berman Advisers Management Trust; Associate
                        Portfolio Manager, Neuberger Berman Guardian Fund and
                        Neuberger Berman Socially Responsive Fund, each a series of Neuberger Berman Equity Funds.

Kelly M. Landron        Portfolio Manager, Lehman Brothers Municipal Money Fund,
Vice President,         National Municipal Money Fund, Lehman Brothers New York
NB Management           Municipal Money Fund and Tax-Free Money Fund, each a
Inc.                    series of Neuberger Berman Income Funds.

Jeffrey B. Lane         President and Chief Operating Officer, Neuberger Berman,
Director, NB            LLC; Director and President, Neuberger Berman Inc.
Management.

Richard S. Levine       Portfolio Manager, Lehman Brothers Strategic Income
Vice President,         Fund, a series of Neuberger Berman Income Funds;
NB Management.          Portfolio Manager, Neuberger Berman Dividend Advantage
                        Fund Inc.

John A. Lovito          Portfolio Manager, Lehman Brothers Strategic Income
Vice President,         Fund, a series of Neuberger Berman Income Funds.
NB Management.

Arthur Moretti          Managing Director, Neuberger Berman, LLC since June
Vice President,         2001; Portfolio Manager, Neuberger Berman Guardian Fund
NB Management.          and Neuberger Berman Socially Responsive Fund, each a
                        series of Neuberger Berman Equity Funds; Portfolio
                        Manager, Guardian Portfolio and Socially Responsive
                        Portfolio, each a series of Neuberger Berman Advisers
                        Management Trust.

S. Basu Mullick         Managing Director, Neuberger Berman, LLC; Portfolio
Vice President,         Manager, Neuberger Berman Partners Fund and Neuberger
NB Management.          Berman Regency Fund, each a series of Neuberger Berman
                        Equity Funds; Portfolio Manager, Partners Portfolio and
                        Regency Portfolio, each a series of Neuberger Berman
                        Advisers Management Trust.

Thomas P. O'Reilly      Portfolio Manager, Neuberger Berman Income Opportunity
Vice President,         Fund Inc.; Portfolio Manager, Lehman Brothers Strategic
NB Management.          Income Fund and Lehman Brothers High Income Bond Fund,
                        each a series of Neuberger Berman Income Funds;
                        Portfolio Manager, High Income Bond Portfolio, a series of Neuberger Berman Advisers Management Trust.

Loraine Olavarria       None.
Assistant Secretary,
NB Management.

NAME                    BUSINESS AND OTHER CONNECTIONS
----                    ------------------------------

Elizabeth Reagan        None.
Vice President,
NB Management.

Brett S. Reiner         Associate Portfolio Manager, Neuberger Berman Genesis
Vice President,         Fund, a series of Neuberger Berman Equity Funds.
NB Management.

Jack L. Rivkin          Executive Vice President, Neuberger Berman, LLC;
Chairman and            Executive Vice President, Neuberger Berman Inc.;
Director, NB            President and Director, Neuberger Berman Real Estate
Management.             Income Fund Inc; President and Director, Neuberger
                        Berman Intermediate Municipal Fund Inc.; President and
                        Director, Neuberger Berman New York Intermediate
                        Municipal Fund Inc.; President and Director, Neuberger
                        Berman California Intermediate Municipal Fund Inc.;
                        President and Trustee, Neuberger Berman Advisers
                        Management Trust; President and Trustee, Neuberger
                        Berman Equity Funds; President and Trustee, Neuberger
                        Berman Income Funds; President and Director, Neuberger
                        Berman Realty Income Fund Inc.; President and Director,
                        Neuberger Berman Income Opportunity Fund Inc.; President and Director, Neuberger Berman Real Estate Securities
                        Income Fund Inc.; President, Director and Portfolio
                        Manager, Neuberger Berman Dividend Advantage Fund Inc.;
                        President and Trustee, Neuberger Berman Institutional
                        Liquidity Series; President and Trustee, Lehman Brothers
                        Institutional Liquidity Cash Management Funds; President and Trustee, Institutional Liquidity Trust; President and Trustee, Lehman Brothers Reserve Liquidity Funds;
                        President and Trustee, Lehman Brothers Institutional
                        Liquidity Funds; Portfolio Manager, Lehman Brothers
                        Strategic Income Fund, a series of Neuberger Berman
                        Income Funds; Director, Dale Carnegie and Associates,
                        Inc. since 1998; Director, Solbright, Inc. since 1998.

Benjamin E. Segal       Managing Director, Neuberger Berman, LLC since November
Vice President,         2000, prior thereto, Vice President, Neuberger Berman,
NB Management.          LLC; Portfolio Manager, Neuberger Berman International
                        Fund, Neuberger Berman International Institutional Fund and Neuberger Berman International Large Cap Fund, each a series of Neuberger Berman Equity Funds; Portfolio
                        Manager, International Portfolio, a series of Neuberger
                        Berman Advisers Management Trust.

Michelle B. Stein       Portfolio Manager, Neuberger Berman Dividend Advantage
Vice President,         Fund Inc.
NB Management.

NAME                    BUSINESS AND OTHER CONNECTIONS
----                    ------------------------------

Peter E. Sundman        Executive Vice President, Neuberger Berman Inc. since
President and           1999; Head of Neuberger Berman Inc.'s Mutual Funds
Director,               Business (since 1999) and Institutional Business (1999
NB Management.          to October 2005); responsible for Managed Accounts
                        Business and intermediary distribution since October
                        1999; Managing Director, Neuberger Berman since 2005;
                        formerly, Executive Vice President, Neuberger Berman,
                        1999 to December 2005; Director and Vice President,
                        Neuberger & Berman Agency, Inc. since 2000; Chairman of the Board, Chief Executive Officer and Trustee,
                        Neuberger Berman Income Funds; Chairman of the Board,
                        Chief Executive Officer and Trustee, Neuberger Berman
                        Advisers Management Trust; Chairman of the Board, Chief
                        Executive Officer and Trustee, Neuberger Berman Equity
                        Funds; Chairman of the Board, Chief Executive Officer and Director, Neuberger Berman Real Estate Income Fund
                        Inc.; Chairman of the Board, Chief Executive Officer and
                        Director, Neuberger Berman Intermediate Municipal Fund
                        Inc.; Chairman of the Board, Chief Executive Officer and
                        Director, Neuberger Berman New York Intermediate
                        Municipal Fund Inc.; Chairman of the Board, Chief
                        Executive Officer and Director, Neuberger Berman
                        California Intermediate Municipal Fund Inc.; Chairman of the Board, Chief Executive Officer and Director,
                        Neuberger Berman Realty Income Fund Inc.; Chairman of the Board, Chief Executive Officer and Director,
                        Neuberger Berman Income Opportunity Fund Inc.; Chairman of the Board, Chief Executive Officer and Director,
                        Neuberger Berman Real Estate Securities Income Fund
                        Inc.; Chairman of the Board, Chief Executive Officer and
                        Director, Neuberger Berman Dividend Advantage Fund Inc.;
                        Chairman of the Board, Chief Executive Officer and
                        Trustee, Neuberger Berman Institutional Liquidity
                        Series; Chairman of the Board, Chief Executive Officer and Trustee, Lehman Brothers Institutional Liquidity
                        Cash Management Funds; Chairman of the Board, Chief
                        Executive Officer and Trustee, Institutional Liquidity
                        Trust; Chairman of the Board, Chief Executive Officer and Trustee, Lehman Brothers Reserve Liquidity Funds;
                        Chairman of the Board, Chief Executive Officer and
                        Trustee, Lehman Brothers Institutional Liquidity Funds;
                        Trustee, College of Wooster.

Kenneth J. Turek        Portfolio Manager, Balanced Portfolio, Growth Portfolio
Vice President,         and Mid-Cap Growth Portfolio, each a series of Neuberger
NB Management.          Berman Advisers Management Trust; Portfolio Manager,
                        Neuberger Berman Century Fund and Neuberger Berman
                        Manhattan Fund, each a series of Neuberger Berman Equity
                        Funds.

Judith M. Vale          Managing Director, Neuberger Berman, LLC; Portfolio
Vice President,         Manager, Neuberger Berman Genesis Fund, a series of
NB Management.          Neuberger Berman Equity Funds.

John T. Zielinsky       Portfolio Manager, Neuberger Berman Century Fund, a
Vice President,         series of Neuberger Berman Equity Funds.
NB Management.

The principal address of NB Management, Neuberger Berman, LLC, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

     The description of Lehman Brothers Asset Management under the caption "Investment Management and Administration Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Lehman Brothers Asset Management set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-61757) is incorporated herein by reference.

Item 27.  Principal Underwriters.
-------   -----------------------

     (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

             Neuberger Berman Advisers Management Trust
             Neuberger Berman Equity Funds
             Neuberger Berman Income Funds
             Lehman Brothers Reserve Liquidity Funds
             Lehman Brothers Institutional Liquidity Funds

     (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

           POSITIONS AND OFFICES                      POSITIONS AND OFFICES
NAME       WITH UNDERWRITER                           WITH REGISTRANT

Ann H. Benjamin          Vice President                  None

Michael L. Bowyer        Vice President                  None

Claudia A. Brandon       Vice President/Mutual Fund      Secretary
                         Board Relations &
                         Assistant Secretary

Steven R. Brown          Vice President                  None

David H. Burshtan        Vice President                  None

Lori B. Canell           Vice President                  None

Robert Conti             Senior Vice President           Vice President

Robert B. Corman         Vice President                  None

Robert W. D'Alelio       Vice President                  None

John E. Dugenske         Vice President                  None

Ingrid Dyott             Vice President                  None

Michael F. Fasciano      Vice President                  None

Janet A. Fiorenza        Vice President                  None

William J. Furrer        Vice President                  None

Brian J. Gaffney         Senior Vice President           Vice President

Maxine L. Gerson         Secretary                       Chief Legal Officer
                                                         (only for purposes of
                                                         sections 307 and 406 of
                                                         the Sarbanes - Oxley
                                                         Act of 2002)

Edward S. Grieb          Treasurer and Chief Financial   None
                         Officer

Michael J. Hanratty      Vice President                  None

Milu E. Komer            Vice President                  None

Sajjad S. Ladiwala       Vice President                  None

Richard S. Levine        Vice President                  None

John A. Lovito           Vice President                  None

Kelly M. Landron         Vice President                  None

Jeffrey B. Lane          Director                        None

Arthur Moretti           Vice President                  None

S. Basu Mullick          Vice President                  None

Thomas P. O'Reilly       Vice President                  None

Loraine Olavarria        Assistant Secretary             None

Elizabeth Reagan         Vice President                  None

Brett S. Reiner          Vice President                  None

Jack L. Rivkin           Chairman and Director           President and Trustee

Benjamin E. Segal        Vice President                  None

Michelle B. Stein        Vice President                  None

Kenneth J. Turek         Vice President                  None

Peter E. Sundman         President and Director          Chairman of the Board,
                                                         Chief Executive Officer
                                                         and Trustee

Judith M. Vale           Vice President                  None

Chamaine Williams        Chief Compliance Officer        Chief Compliance
                                                         Officer

John T. Zielinsky        Vice President                  None

     (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.  Location of Accounts and Records.
-------   --------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 29.  Management Services.
-------   -------------------

     Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.
-------   ------------

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of May, 2007.


                                  LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY
                                  CASH MANAGEMENT FUNDS

                                  By:    /s/Jack L. Rivkin
                                     -------------------------------------------
                                     Name:   Jack L. Rivkin*
                                     Title:  President and Trustee


     As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Title                            Date
---------                           -----                            ----

/s/Peter E. Sundman       Chairman of the Board, Chief
----------------------    Executive Officer and Trustee          May 29, 2007
Peter E. Sundman*


/s/Jack L. Rivkin            President and Trustee               May 29, 2007
----------------------
Jack L. Rivkin*


/s/ John M. McGovern
----------------------    Treasurer and Principal Financial and
John M. McGovern                  Accounting Officer             May 29, 2007


/s/John Cannon                        Trustee                    May 29, 2007
----------------------
John Cannon*


/s/Faith Colish                       Trustee                    May 29, 2007
----------------------
Faith Colish*


/s/C. Anne Harvey                     Trustee                    May 29, 2007
----------------------
C. Anne Harvey*


/s/Robert A. Kavesh                   Trustee                    May 29, 2007
----------------------
Robert A. Kavesh*


/s/Michael M. Knetter                 Trustee                    May 29, 2007
----------------------
Michael M. Knetter*


/s/Howard A. Mileaf                   Trustee                    May 29, 2007
----------------------
Howard A. Mileaf*

Signature                           Title                            Date
---------                           -----                            ----

/s/George W. Morriss                  Trustee                    May 29, 2007
----------------------
George W. Morriss*


/s/Edward I. O'Brien                  Trustee                    May 29, 2007
----------------------
Edward I. O'Brien*


/s/William E. Rulon                   Trustee                    May 29, 2007
----------------------
William E. Rulon*


/s/Cornelius T. Ryan                  Trustee                    May 29, 2007
----------------------
Cornelius T. Ryan*


/s/Tom Decker Seip                    Trustee                    May 29, 2007
----------------------
Tom Decker Seip*


/s/Candace L. Straight                Trustee                    May 29, 2007
----------------------
Candace L. Straight*


/s/Peter P. Trapp                     Trustee                    May 29, 2007
----------------------
Peter P. Trapp*


*Signatures affixed by Fatima Sulaiman on May 29, 2007 pursuant to powers of attorney, which are filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of May, 2007.


                                      INSTITUTIONAL LIQUIDITY TRUST


                                      By:  /s/Jack L. Rivkin
                                         -----------------------------
                                      Name:   Jack L. Rivkin*
                                      Title:  President and Trustee

     As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Title                            Date
---------                           -----                            ----

/s/Peter E. Sundman         Chairman of the Board, Chief         May 29, 2007
----------------------     Executive Officer and Trustee
Peter E. Sundman*


/s/Jack L. Rivkin               President and Trustee            May 29, 2007
----------------------
Jack L. Rivkin*


/s/ John M. McGovern
----------------------    Treasurer and Principal Financial and
John M. McGovern                Accounting Officer               May 29, 2007


/s/John Cannon                        Trustee                    May 29, 2007
----------------------
John Cannon*


/s/Faith Colish                       Trustee                    May 29, 2007
----------------------
Faith Colish*


/s/C. Anne Harvey                     Trustee                    May 29, 2007
----------------------
C. Anne Harvey*


/s/Robert A. Kavesh                   Trustee                    May 29, 2007
----------------------
Robert A. Kavesh*


/s/Michael M. Knetter                 Trustee                    May 29, 2007
----------------------
Michael M. Knetter*

Signature                           Title                            Date
---------                           -----                            ----

/s/Howard A. Mileaf                   Trustee                    May 29, 2007
----------------------
Howard A. Mileaf*


/s/George W. Morriss                  Trustee                    May 29, 2007
----------------------
George W. Morriss*


/s/Edward I. O'Brien                  Trustee                    May 29, 2007
----------------------
Edward I. O'Brien*


/s/William E. Rulon                   Trustee                    May 29, 2007
----------------------
William E. Rulon*


/s/Cornelius T. Ryan                  Trustee                    May 29, 2007
----------------------
Cornelius T. Ryan*


/s/Tom Decker Seip                    Trustee                    May 29, 2007
----------------------
Tom Decker Seip*


/s/Candace L. Straight                Trustee                    May 29, 2007
----------------------
Candace L. Straight*


/s/Peter P. Trapp                     Trustee                    May 29, 2007
----------------------
Peter P. Trapp*

*Signatures affixed by Fatima Sulaiman on May 29, 2007 pursuant to powers of attorney, which are filed herewith.